UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Large Cap Equity Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsLarge Cap Equity Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 97.0%		$2,682,651,618
(Cost $2,207,476,562)
Consumer discretionary 20.3%		562,634,371
Hotels, restaurants and leisure 2.2%
McDonald's Corp.	300,186	27,749,193
Starbucks Corp.	377,881	33,075,924
Household durables 7.0%
Lennar Corp., Class A	1,923,057	86,364,490
NVR, Inc. (I)	44,565	55,894,760
Tempur Sealy International, Inc. (I)	941,942	51,835,068
Internet and catalog retail 6.1%
Amazon.com, Inc. (I)	476,586	168,964,035
Specialty retail 4.0%
CarMax, Inc. (I)	787,071	48,877,109
Lowe's Companies, Inc.	895,499	60,679,012
Textiles, apparel and luxury goods 1.0%
adidas AG	424,298	29,194,780
Consumer staples 4.2%		115,649,236
Beverages 4.2%
Diageo PLC, ADR	320,692	37,883,346
PepsiCo, Inc.	503,359	47,205,007
SABMiller PLC	561,098	30,560,883
Energy 8.6%		237,549,559
Energy equipment and services 2.7%
Schlumberger, Ltd.	900,396	74,183,626
Oil, gas and consumable fuels 5.9%
Apache Corp.	474,580	29,694,471
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Cabot Oil & Gas Corp.	780,086	20,672,279
California Resources Corp. (I)	169,155	866,074
Chevron Corp.	237,423	24,342,980
Exxon Mobil Corp.	294,240	25,722,461
Occidental Petroleum Corp.	600,642	48,051,360
Southwestern Energy Company (I)	565,200	14,011,308
Financials 25.5%		704,647,896
Banks 13.7%
Bank of America Corp.	7,977,600	120,860,640
Citigroup, Inc.	2,319,926	108,920,526
JPMorgan Chase & Co.	2,180,991	118,602,291
Wells Fargo & Company	581,343	30,183,329
Capital markets 7.4%
Morgan Stanley	1,293,561	43,735,297
State Street Corp.	369,641	26,433,028
T. Rowe Price Group, Inc.	643,878	50,686,076
The Goldman Sachs Group, Inc.	489,136	84,331,938
Consumer finance 0.9%
American Express Company	293,555	23,686,953
Insurance 3.5%
American International Group, Inc.	1,526,382	74,594,288

2SEE NOTES TO FUND'S INVESTMENTS

Large Cap Equity Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.	298,017	$22,613,530
Health care 7.5%		206,603,740
Biotechnology 2.1%
Amgen, Inc.	373,218	56,826,173
Health care equipment and supplies 1.6%
Medtronic PLC	627,390	44,795,646
Pharmaceuticals 3.8%
Merck & Company, Inc.	909,194	54,806,214
Novartis AG, ADR	515,151	50,175,707
Industrials 6.3%		173,761,598
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	306,997	30,343,583
Industrial conglomerates 2.9%
Danaher Corp.	362,425	29,856,572
General Electric Company	2,118,763	50,617,248
Machinery 0.7%
Caterpillar, Inc.	225,516	18,034,515
Professional services 1.6%
IHS, Inc., Class A (I)	390,078	44,909,680
Information technology 24.6%		681,805,218
Communications equipment 3.5%
QUALCOMM, Inc.	1,548,885	96,743,357
Internet software and services 13.1%
Alibaba Group Holding, Ltd., ADR (I)	62,276	5,547,546
eBay, Inc. (I)	1,278,564	67,763,892
Facebook, Inc., Class A (I)	1,546,512	117,395,726
Google, Inc., Class A (I)	106,550	57,275,953
Google, Inc., Class C (I)	106,550	56,953,106
LinkedIn Corp., Class A (I)	262,866	59,076,505
Software 1.0%
Oracle Corp.	636,660	26,669,687
Technology hardware, storage and peripherals 7.0%
Apple, Inc.	1,285,414	150,599,104
EMC Corp.	1,688,405	43,780,342
	Par value	Value
Short-term investments 2.8%		$78,385,000
(Cost $78,385,000)
Repurchase agreement 2.8%		78,385,000
Barclays Tri-Party Repurchase Agreement dated 1-30-15 at 0.030% to be repurchased at $73,287,183 on 2-2-15, collateralized by $72,093,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-22 (valued at $74,753,014, including interest)	73,287,000	73,287,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $5,098,000 on 2-2-15, collateralized by $4,825,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $5,205,210, including interest)	5,098,000	5,098,000

SEE NOTES TO FUND'S INVESTMENTS3

Large Cap Equity Fund

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $2,285,861,562)† 99.8%	$2,761,036,618
Other assets and liabilities, net 0.2%	$4,290,630
Total net assets 100.0%	$2,765,327,248

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,290,533,536. Net unrealized appreciation aggregated $470,503,082, of which $520,821,151 related to appreciated investment securities and $50,318,069 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$562,634,371	$533,439,591	$29,194,780	—
Consumer staples	115,649,236	85,088,353	30,560,883	—
Energy	237,549,559	237,544,559	—	$5,000
Financials	704,647,896	704,647,896	—	—
Health care	206,603,740	206,603,740	—	—
Industrials	173,761,598	173,761,598	—	—
Information technology	681,805,218	681,805,218	—	—
Short-term investments	78,385,000	—	78,385,000	—
Total Investments in Securities	$2,761,036,618	$2,622,890,955	$138,140,663	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q1	01/15
This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.		3/15

John Hancock

Balanced Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsBalanced Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 59.9%		$859,054,152
(Cost $635,385,952)
Consumer discretionary 5.4%		77,537,765
Auto components 0.4%
Delphi Automotive PLC	85,015	5,843,081
Automobiles 0.7%
Ford Motor Company	717,149	10,549,262
Hotels, restaurants and leisure 1.2%
McDonald's Corp.	60,790	5,619,428
Norwegian Cruise Line Holdings, Ltd. (I)	45,974	2,011,822
Starwood Hotels & Resorts Worldwide, Inc.	123,714	8,903,697
Internet and catalog retail 0.9%
Amazon.com, Inc. (I)	34,224	12,133,435
Media 0.8%
News Corp., Class B (I)	362,307	5,231,713
Twenty-First Century Fox, Inc., Class B	210,569	6,706,623
Specialty retail 1.1%
Lowe's Companies, Inc.	240,834	16,318,912
Textiles, apparel and luxury goods 0.3%
Michael Kors Holdings, Ltd. (I)	59,610	4,219,792
Consumer staples 5.4%		76,818,366
Beverages 0.8%
PepsiCo, Inc.	116,273	10,904,082
Food and staples retailing 2.3%
CVS Health Corp.	181,278	17,794,248
Wal-Mart Stores, Inc.	173,625	14,754,653
Food products 1.3%
Kraft Foods Group, Inc.	177,305	11,585,109
Mondelez International, Inc., Class A	206,107	7,263,211
Household products 0.6%
The Procter & Gamble Company	109,067	9,193,257
Tobacco 0.4%
Altria Group, Inc.	100,260	5,323,806
Energy 4.7%		66,878,986
Energy equipment and services 0.9%
Schlumberger, Ltd.	115,711	9,533,429
Weatherford International PLC (I)	246,933	2,550,818
Oil, gas and consumable fuels 3.8%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
ConocoPhillips	51,629	3,251,594
Devon Energy Corp.	45,729	2,756,087
Exxon Mobil Corp.	200,937	17,565,913
Range Resources Corp.	102,946	4,763,311
Spectra Energy Corp.	298,183	9,971,240
The Williams Companies, Inc.	200,907	8,811,781
Total SA, ADR	148,975	7,673,702

2SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Shares	Value
Financials 14.7%		$211,464,231
Banks 4.1%
Citigroup, Inc.	153,952	7,228,046
HSBC Holdings PLC, ADR	206,691	9,449,913
JPMorgan Chase & Co.	461,234	25,081,905
The PNC Financial Services Group, Inc.	90,294	7,633,455
U.S. Bancorp	216,598	9,077,622
Capital markets 4.8%
Ares Capital Corp.	763,187	12,707,064
BlackRock, Inc.	29,667	10,101,910
Franklin Resources, Inc.	82,415	4,246,845
Hercules Technology Growth Capital, Inc.	260,222	3,908,534
Och-Ziff Capital Management Group LLC, Class A	704,371	7,811,474
T. Rowe Price Group, Inc.	118,186	9,303,602
The Blackstone Group LP	110,373	4,121,328
The Carlyle Group LP	360,970	9,493,511
The Goldman Sachs Group, Inc.	40,247	6,938,985
Consumer finance 0.8%
Discover Financial Services	211,462	11,499,304
Diversified financial services 0.9%
Berkshire Hathaway, Inc., Class B (I)	93,593	13,468,969
Insurance 1.4%
MetLife, Inc.	382,055	17,765,558
Validus Holdings, Ltd.	49,528	1,963,785
Real estate investment trusts 2.7%
American Capital Agency Corp.	56,684	1,221,540
American Tower Corp.	72,977	7,075,120
Digital Realty Trust, Inc.	111,755	8,151,410
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400,147	5,482,014
Iron Mountain, Inc.	116,212	4,629,886
MFA Financial, Inc.	155,585	1,219,786
Spirit Realty Capital, Inc.	317,677	4,085,326
Weyerhaeuser Company	217,499	7,797,339
Health care 9.8%		140,202,843
Biotechnology 0.7%
Amgen, Inc.	66,155	10,072,760
Health care equipment and supplies 1.7%
Abbott Laboratories	124,399	5,568,099
Medtronic PLC	137,291	9,802,577
Stryker Corp.	96,087	8,748,721
Health care providers and services 1.3%
Cardinal Health, Inc.	94,354	7,849,309
Express Scripts Holding Company (I)	137,262	11,078,416
Pharmaceuticals 6.1%
AbbVie, Inc.	164,710	9,940,249
Bristol-Myers Squibb Company	107,595	6,484,751
Eli Lilly & Company	73,107	5,263,704
GlaxoSmithKline PLC, ADR	183,237	8,062,428
Merck & Company, Inc.	137,100	8,264,388
Novartis AG, ADR	56,012	5,455,569
Pfizer, Inc.	688,189	21,505,906

SEE NOTES TO FUND'S INVESTMENTS3

Balanced Fund

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Roche Holding AG, ADR	459,012	$15,496,245
Sanofi, ADR	143,409	6,609,721
Industrials 5.5%		79,231,829
Aerospace and defense 2.0%
Honeywell International, Inc.	83,970	8,208,907
United Technologies Corp.	176,363	20,242,918
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	58,229	5,755,354
Commercial services and supplies 0.5%
Republic Services, Inc.	169,290	6,717,427
Industrial conglomerates 1.3%
Danaher Corp.	53,045	4,369,847
General Electric Company	630,053	15,051,966
Machinery 0.6%
Stanley Black & Decker, Inc.	88,910	8,326,422
Professional services 0.7%
Nielsen NV	242,401	10,558,988
Information technology 8.8%		126,399,997
Communications equipment 1.3%
QUALCOMM, Inc.	295,385	18,449,747
Internet software and services 1.6%
Google, Inc., Class A (I)	22,526	12,108,851
Google, Inc., Class C (I)	17,315	9,255,214
LinkedIn Corp., Class A (I)	11,339	2,548,327
Semiconductors and semiconductor equipment 0.4%
Applied Materials, Inc.	239,469	5,469,472
Software 1.8%
Microsoft Corp.	400,951	16,198,420
Oracle Corp.	226,469	9,486,786
Technology hardware, storage and peripherals 3.7%
Apple, Inc.	257,641	30,185,220
EMC Corp.	484,931	12,574,261
Seagate Technology PLC	179,371	10,123,699
Materials 1.7%		25,095,120
Chemicals 1.1%
E.I. du Pont de Nemours & Company	107,472	7,653,081
Eastman Chemical Company	129,519	9,181,602
Containers and packaging 0.6%
Avery Dennison Corp.	158,034	8,260,437
Telecommunication services 2.5%		35,208,797
Diversified telecommunication services 2.5%
CenturyLink, Inc.	252,579	9,388,361
Verizon Communications, Inc.	564,875	25,820,436
Utilities 1.4%		20,216,218
Electric utilities 0.6%
PPL Corp.	239,923	8,517,267

4SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 0.5%
AES Corp.	463,782	$5,667,416
Calpine Corp. (I)	95,779	1,999,866
Multi-utilities 0.3%
TECO Energy, Inc.	189,014	4,031,669
Preferred securities 1.0%	$14,500,955
(Cost $13,242,359)
Financials 0.3%	5,075,635
Banks 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	38,029	1,000,163
Regions Financial Corp., 6.375%	19,025	482,474
Wells Fargo & Company, Series L, 7.500%	150	186,450
Capital markets 0.1%
Hercules Technology Growth Capital, Inc., 7.000%	59,525	1,526,816
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	15,975	397,618
Consumer finance 0.1%
Ally Financial, Inc., 7.000% (S)	1,332	1,332,042
Real estate investment trusts 0.0%
Weyerhaeuser Company, 6.375%	2,600	150,072
Industrials 0.6%	8,430,022
Aerospace and defense 0.6%
United Technologies Corp., 7.500%	140,641	8,430,022
Utilities 0.1%	995,298
Electric utilities 0.0%
Exelon Corp., 6.500%	6,300	329,868
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	12,866	665,430
Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 11.5%	$164,600,671
(Cost $153,346,623)
U.S. Government 6.3%	89,837,813
U.S. Treasury Note	2.250	11-15-24	13,468,000	14,187,703
U.S. Treasury Bonds
Bond	3.125	02-15-42	31,459,000	37,362,470
Bond	3.125	08-15-44	23,660,000	28,199,763
U.S. Treasury Notes Note	1.875	06-30-20	9,760,000	10,087,877
U.S. Government Agency 5.2%	74,762,858
Federal Home Loan Bank
15 Year Pass Thru	2.900	09-05-25	261,905	261,936
15 Year Pass Thru	3.250	06-21-27	521,212	521,294
30 Year Pass Thru	3.170	10-04-27	265,000	265,036
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500	09-01-27	924,284	959,142
15 Year Pass Thru	3.500	03-01-26	3,600,669	3,848,074
30 Year Pass Thru (P)	2.558	06-01-44	762,561	786,950
30 Year Pass Thru (P)	2.677	05-01-44	738,611	763,922

SEE NOTES TO FUND'S INVESTMENTS5

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Year Pass Thru	3.000		03-01-43	1,299,590	$1,352,640
30 Year Pass Thru (P)	3.012		03-01-44	414,558	432,262
30 Year Pass Thru	4.500		03-01-41	3,564,537	3,942,016
30 Year Pass Thru	5.000		04-01-41	2,528,730	2,801,385
30 Year Pass Thru	5.500		07-01-37	85,468	95,915
30 Year Pass Thru	5.500		11-01-39	3,035,173	3,404,290
Federal National Mortgage Association
15 Year Pass Thru	3.000		07-01-27	1,083,983	1,141,485
15 Year Pass Thru	3.500		02-01-26	195,284	207,603
15 Year Pass Thru	3.500		03-01-26	728,087	774,019
15 Year Pass Thru	6.500		08-01-16	1,390	1,437
30 Year Pass Thru (P)	2.524		06-01-44	1,215,202	1,254,307
30 Year Pass Thru (P)	2.551		04-01-44	1,208,456	1,250,058
30 Year Pass Thru (P)	2.908		03-01-44	398,675	416,141
30 Year Pass Thru	3.000		09-01-42	3,059,863	3,170,783
30 Year Pass Thru	3.000		02-01-43	933,142	966,093
30 Year Pass Thru	3.000		03-01-43	319,524	332,106
30 Year Pass Thru	3.000		05-01-43	484,720	503,806
30 Year Pass Thru	3.400		09-27-32	1,200,000	1,205,100
30 Year Pass Thru	3.500		06-01-42	7,664,857	8,162,958
30 Year Pass Thru	4.000		01-01-41	3,628,700	3,895,426
30 Year Pass Thru	4.000		01-01-42	5,480,264	5,884,802
30 Year Pass Thru	4.500		09-01-40	3,379,669	3,681,851
30 Year Pass Thru	4.500		05-01-41	2,016,654	2,196,967
30 Year Pass Thru	4.500		07-01-41	5,625,326	6,177,518
30 Year Pass Thru	5.000		04-01-40	1,026,403	1,136,461
30 Year Pass Thru	5.000		03-01-41	3,038,541	3,394,739
30 Year Pass Thru	5.000		04-01-41	5,138,158	5,732,459
30 Year Pass Thru	5.500		11-01-39	1,607,619	1,807,252
30 Year Pass Thru	6.000		07-01-38	1,217,594	1,397,744
30 Year Pass Thru	6.500		01-01-39	503,819	579,786
30 Year Pass Thru	7.000		06-01-32	1,569	1,862
30 Year Pass Thru	7.500		04-01-31	4,018	4,884
30 Year Pass Thru	8.000		01-01-31	3,640	4,461
Government National Mortgage Association
30 Year Pass Thru	6.500		04-15-29	38,177	44,735
30 Year Pass Thru	9.000		04-15-21	992	1,153
Foreign government obligations 0.0%					$517,352
(Cost $481,872)
Argentina 0.0%					517,352
Republic of Argentina Bond (H)	8.280		12-31-33	560,815	517,352
Corporate bonds 14.4%					$205,937,408
(Cost $202,413,843)
Consumer discretionary 1.6%					22,997,351
Auto components 0.2%
Dana Holding Corp.	6.000		09-15-23	650,000	676,000
Delphi Corp.	5.000		02-15-23	1,380,000	1,469,700
Stackpole International Intermediate Company SA (S)	7.750		10-15-21	430,000	418,175
Automobiles 0.6%
Chrysler Group LLC	8.000		06-15-19	340,000	357,425

6SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	5.875		08-02-21		4,295,000	$5,086,852
Ford Motor Credit Company LLC	8.000		12-15-16		320,000	358,209
General Motors Company	4.875		10-02-23		620,000	677,578
General Motors Company	6.250		10-02-43		640,000	799,515
General Motors Financial Company, Inc.	4.000		01-15-25		955,000	977,716
General Motors Financial Company, Inc.	4.375		09-25-21		460,000	487,600
Hotels, restaurants and leisure 0.1%
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	800,000	278,319
CCM Merger, Inc. (S)	9.125		05-01-19		500,000	540,000
MGM Resorts International	6.000		03-15-23		730,000	735,475
Internet and catalog retail 0.2%
Amazon.com, Inc.	4.950		12-05-44		810,000	894,494
QVC, Inc.	4.375		03-15-23		435,000	448,905
QVC, Inc.	5.125		07-02-22		1,170,000	1,260,979
QVC, Inc.	5.450		08-15-34		545,000	556,417
Media 0.1%
21st Century Fox America, Inc.	6.400		12-15-35		125,000	170,331
Altice Financing SA (S)	6.500		01-15-22		225,000	228,938
Altice Financing SA (S)	6.625		02-15-23		325,000	335,563
AMC Entertainment, Inc.	5.875		02-15-22		565,000	577,713
Time Warner Cable, Inc.	8.250		04-01-19		525,000	650,294
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36		800,000	873,226
Tops Holding II Corp.	8.750		06-15-18		350,000	336,000
Specialty retail 0.2%
AutoNation, Inc.	5.500		02-01-20		1,075,000	1,184,314
Conn's, Inc. (S)	7.250		07-15-22		770,000	641,025
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		500,000	412,500
L Brands, Inc.	6.625		04-01-21		795,000	898,350
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21		615,000	665,738
Consumer staples 0.4%						6,426,434
Beverages 0.1%
Ajecorp BV (S)	6.500		05-14-22		350,000	283,500
Constellation Brands, Inc.	4.250		05-01-23		525,000	538,125
Constellation Brands, Inc.	4.750		11-15-24		275,000	289,438
Food and staples retailing 0.1%
Safeway, Inc.	5.000		08-15-19		1,015,000	1,039,539
Tops Holding Corp.	8.875		12-15-17		245,000	249,900
Food products 0.1%
Bunge, Ltd. Finance Corp.	8.500		06-15-19		500,000	621,046
Tyson Foods, Inc.	3.950		08-15-24		525,000	564,892
Household products 0.0%
Harbinger Group, Inc.	7.875		07-15-19		510,000	538,050
Personal products 0.0%
Prestige Brands, Inc. (S)	5.375		12-15-21		465,000	454,538
Revlon Consumer Products Corp.	5.750		02-15-21		400,000	409,000
Tobacco 0.1%
Alliance One International, Inc.	9.875		07-15-21		1,335,000	1,114,725

SEE NOTES TO FUND'S INVESTMENTS7

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Tobacco (continued)
Vector Group, Ltd.	7.750		02-15-21	305,000	$323,681
Energy 1.5%					21,461,057
Energy equipment and services 0.1%
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19	500,000	400,000
RKI Exploration & Production LLC (S)	8.500		08-01-21	450,000	373,500
Rowan Companies, Inc.	4.875		06-01-22	445,000	428,749
Teine Energy, Ltd. (S)	6.875		09-30-22	300,000	240,000
TerraForm Power Operating LLC (S)	5.875		02-01-23	145,000	147,900
Oil, gas and consumable fuels 1.4%
California Resources Corp. (S)	5.500		09-15-21	280,000	235,200
California Resources Corp. (S)	6.000		11-15-24	1,000,000	820,000
Chesapeake Energy Corp.	5.750		03-15-23	680,000	703,800
Cimarex Energy Company	4.375		06-01-24	935,000	887,960
CNOOC Finance 2013, Ltd.	3.000		05-09-23	790,000	774,453
Continental Resources, Inc.	5.000		09-15-22	1,400,000	1,330,000
CSI Compressco LP (S)	7.250		08-15-22	420,000	348,600
DCP Midstream LLC (S)	9.750		03-15-19	560,000	632,120
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	585,000	538,200
DCP Midstream Operating LP	3.875		03-15-23	340,000	322,988
Denbury Resources, Inc.	5.500		05-01-22	440,000	387,200
Ecopetrol SA	5.875		09-18-23	310,000	328,600
Energy Transfer Partners LP	5.200		02-01-22	360,000	394,767
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.778%)	7.000		06-01-67	725,000	731,957
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	690,000	729,675
EP Energy LLC	7.750		09-01-22	300,000	284,625
EV Energy Partners LP	8.000		04-15-19	425,000	369,750
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	709,000	753,313
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	127,000	140,157
FTS International, Inc. (S)	6.250		05-01-22	315,000	236,250
Halcon Resources Corp.	8.875		05-15-21	410,000	279,210
Jones Energy Holdings LLC (S)	6.750		04-01-22	270,000	216,000
Kerr-McGee Corp.	6.950		07-01-24	530,000	655,985
Kinder Morgan, Inc.	4.300		06-01-25	525,000	549,218
Kosmos Energy, Ltd. (S)	7.875		08-01-21	400,000	344,000
Lukoil International Finance BV (S)	3.416		04-24-18	1,000,000	840,000
Newfield Exploration Company	5.750		01-30-22	395,000	390,063
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23	350,000	192,500
Pacific Rubiales Energy Corp. (S)	5.375		01-26-19	400,000	263,000
Petroleos Mexicanos (S)	4.250		01-15-25	235,000	231,428
Petroleos Mexicanos	4.875		01-24-22	350,000	365,050
Plains All American Pipeline LP	3.600		11-01-24	475,000	481,628
Regency Energy Partners LP	5.000		10-01-22	150,000	156,750
Regency Energy Partners LP	5.500		04-15-23	670,000	700,150
Regency Energy Partners LP	5.875		03-01-22	230,000	251,850
Summit Midstream Holdings LLC	7.500		07-01-21	295,000	310,488
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%)	6.350		05-15-67	325,000	313,625
Tullow Oil PLC (S)	6.000		11-01-20	350,000	294,000
Tullow Oil PLC (S)	6.250		04-15-22	425,000	357,000

8SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Williams Partners LP	4.875		05-15-23	330,000	$339,900
Williams Partners LP	4.875		03-15-24	815,000	841,488
WPX Energy, Inc.	5.250		09-15-24	172,000	159,960
WPX Energy, Inc.	6.000		01-15-22	400,000	388,000
Financials 5.8%					83,463,982
Banks 2.5%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250		04-15-24	900,000	636,300
Bank of America Corp.	3.300		01-11-23	300,000	307,038
Bank of America Corp.	4.200		08-26-24	445,000	462,921
Bank of America Corp.	4.250		10-22-26	375,000	390,247
Bank of America Corp.	5.000		05-13-21	1,100,000	1,251,550
Bank of America Corp.	6.875		04-25-18	1,150,000	1,325,611
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	775,000	792,523
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	700,000	749,350
Barclays Bank PLC (S)	10.179		06-12-21	765,000	1,047,401
BPCE SA (S)	4.500		03-15-25	730,000	747,510
BPCE SA (S)	5.700		10-22-23	900,000	998,197
Citigroup, Inc.	6.125		08-25-36	565,000	693,147
Commerzbank AG (S)	8.125		09-19-23	1,025,000	1,222,313
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19	765,000	750,656
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	1,275,000	1,316,457
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	400,000	454,500
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	635,000	588,764
HBOS PLC (S)	6.000		11-01-33	885,000	1,057,661
HBOS PLC (S)	6.750		05-21-18	1,403,000	1,579,193
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	255,000	261,505
ICICI Bank, Ltd. (S)	4.700		02-21-18	600,000	637,146
ICICI Bank, Ltd. (S)	5.750		11-16-20	500,000	568,572
ING Bank NV (S)	5.800		09-25-23	895,000	1,024,631
JPMorgan Chase & Co.	4.625		05-10-21	1,085,000	1,217,732
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19	925,000	915,750
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	535,000	516,275
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,400,000	1,497,562
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	700,000	752,282
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	550,000	563,063
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	775,000	840,203
Rabobank Nederland NV	3.875		02-08-22	1,735,000	1,892,691
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	2,224,000	2,863,400
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	735,000	760,725
Swedbank AB (S)	2.125		09-29-17	630,000	641,603
The PNC Financial Services Group, Inc. (P)(Q)	4.451		03-19-15	385,000	385,000
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	565,000	547,344

SEE NOTES TO FUND'S INVESTMENTS9

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	700,000	$772,625
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	540,000	564,300
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	970,000	996,675
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	1,507,000	1,653,933
Capital markets 0.9%
Ares Capital Corp.	3.875		01-15-20	670,000	680,636
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	450,000	472,605
FS Investment Corp.	4.000		07-15-19	780,000	787,742
Jefferies Group LLC	6.875		04-15-21	650,000	744,777
Jefferies Group LLC	8.500		07-15-19	320,000	386,067
Morgan Stanley	4.100		05-22-23	1,400,000	1,451,215
Morgan Stanley	4.300		01-27-45	350,000	369,878
Morgan Stanley	5.500		01-26-20	1,000,000	1,144,368
Morgan Stanley	5.550		04-27-17	385,000	418,184
Morgan Stanley	7.300		05-13-19	1,050,000	1,265,149
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)	5.450		07-15-19	595,000	604,716
Stifel Financial Corp.	4.250		07-18-24	520,000	547,053
The Bear Stearns Companies LLC	7.250		02-01-18	1,000,000	1,158,709
The Goldman Sachs Group, Inc.	5.250		07-27-21	2,150,000	2,467,723
The Goldman Sachs Group, Inc.	5.750		01-24-22	430,000	509,660
Walter Investment Management Corp.	7.875		12-15-21	680,000	576,300
Consumer finance 0.5%
Ally Financial, Inc.	5.125		09-30-24	1,265,000	1,310,856
American Express Company	3.625		12-05-24	540,000	564,575
Capital One Financial Corp.	2.450		04-24-19	950,000	963,291
Credit Acceptance Corp. (S)	6.125		02-15-21	590,000	590,000
Credito Real SAB de CV (S)	7.500		03-13-19	785,000	785,000
Enova International, Inc. (S)	9.750		06-01-21	515,000	457,063
OneMain Financial Holdings, Inc. (S)	6.750		12-15-19	560,000	578,900
Springleaf Finance Corp.	5.250		12-15-19	670,000	669,196
Synchrony Financial	4.250		08-15-24	635,000	670,625
Diversified financial services 0.6%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-23	730,423	763,292
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-19	452,953	468,806
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-22	550,674	577,772
General Electric Capital Corp.	5.550		05-04-20	2,050,000	2,413,697
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22	800,000	931,000
Leucadia National Corp.	5.500		10-18-23	1,055,000	1,096,620
Nationstar Mortgage LLC	7.875		10-01-20	495,000	457,875
Nationstar Mortgage LLC	9.625		05-01-19	340,000	347,650
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	1,054,000	1,059,270
Insurance 0.5%
American International Group, Inc.	4.125		02-15-24	690,000	758,113
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58	74,000	101,380

10SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	385,000	$406,980
Assured Guaranty US Holdings, Inc. (L)	5.000		07-01-24	1,020,000	1,083,178
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	400,000	439,000
MetLife, Inc.	6.400		12-15-36	430,000	488,050
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000		10-18-42	400,000	422,000
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	645,000	691,763
Pacific LifeCorp. (S)	6.000		02-10-20	370,000	425,892
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	160,000	161,200
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	243,000	258,188
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	500,000	521,875
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	600,000	869,735
USI, Inc. (S)	7.750		01-15-21	490,000	478,363
Real estate investment trusts 0.8%
American Tower Corp.	3.400		02-15-19	400,000	413,018
American Tower Corp.	4.700		03-15-22	550,000	594,613
ARC Properties Operating Partnership LP	4.600		02-06-24	900,000	876,956
Corrections Corp. of America	4.625		05-01-23	480,000	477,600
Crown Castle Towers LLC (S)	6.113		01-15-20	750,000	868,051
Education Realty Operating Partnership LP	4.600		12-01-24	540,000	575,469
Goodman Funding Pty, Ltd. (S)	6.375		04-15-21	1,230,000	1,450,523
Health Care REIT, Inc.	4.125		04-01-19	1,480,000	1,598,231
Highwoods Realty LP	5.850		03-15-17	925,000	1,006,579
Iron Mountain, Inc.	5.750		08-15-24	625,000	635,938
Iron Mountain, Inc.	6.000		08-15-23	430,000	450,425
iStar Financial, Inc.	5.000		07-01-19	180,000	176,850
Omega Healthcare Investors, Inc. (S)	4.500		01-15-25	515,000	534,731
Omega Healthcare Investors, Inc.	4.950		04-01-24	610,000	655,360
Ventas Realty LP	3.750		05-01-24	280,000	293,156
Ventas Realty LP	4.750		06-01-21	810,000	899,339
Real estate management and development 0.0%
NANA Development Corp. (S)	9.500		03-15-19	360,000	316,800
Health care 0.5%					7,452,911
Health care equipment and supplies 0.1%
Alere, Inc.	7.250		07-01-18	450,000	472,500
Crimson Merger Sub, Inc. (S)	6.625		05-15-22	425,000	367,625
Medtronic, Inc. (S)	4.625		03-15-45	750,000	868,721
Health care providers and services 0.2%
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	275,000	272,938
HCA, Inc.	5.250		04-15-25	645,000	700,631
Quest Diagnostics, Inc.	4.250		04-01-24	645,000	691,141
Select Medical Corp.	6.375		06-01-21	425,000	427,603
WellCare Health Plans, Inc.	5.750		11-15-20	275,000	285,313
Pharmaceuticals 0.2%
Endo Finance LLC (S)	6.000		02-01-25	200,000	204,375
Endo Finance LLC (S)	7.250		01-15-22	425,000	451,563
Grifols Worldwide Operations, Ltd. (S)	5.250		04-01-22	600,000	609,000

SEE NOTES TO FUND'S INVESTMENTS11

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA (S)	5.750		08-01-22	555,000	$573,038
Mylan, Inc. (S)	7.875		07-15-20	770,000	819,038
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	300,000	309,750
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	365,000	399,675
Industrials 1.6%					22,595,850
Aerospace and defense 0.2%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	125,000	129,688
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	2,680,000	2,412,000
Textron, Inc.	3.875		03-01-25	300,000	313,462
Textron, Inc.	7.250		10-01-19	400,000	483,176
Airlines 0.5%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	1,059,706	1,131,236
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23	512,870	552,618
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		07-15-20	225,101	231,562
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	908,870	970,219
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	432,352	462,616
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	1,258,082	1,470,321
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19	810,135	883,047
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	765,000	765,000
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22	455,000	452,725
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23	673,419	755,912
Building products 0.1%
Owens Corning	4.200		12-15-22	690,000	722,231
Commercial services and supplies 0.1%
Ahern Rentals, Inc. (S)	9.500		06-15-18	275,000	281,875
Casella Waste Systems, Inc.	7.750		02-15-19	490,000	492,450
Safway Group Holding LLC (S)	7.000		05-15-18	245,000	238,336
Construction and engineering 0.0%
Tutor Perini Corp.	7.625		11-01-18	575,000	595,844
Industrial conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	450,000	326,250
Tenedora Nemak SA de CV (S)	5.500		02-28-23	450,000	455,625
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	264,000	273,900
Trinity Industries, Inc.	4.550		10-01-24	640,000	635,965
Marine 0.1%
Global Ship Lease, Inc. (S)	10.000		04-01-19	270,000	278,775
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	510,000	483,225
Navios South American Logistics, Inc. (S)	7.250		05-01-22	600,000	573,000
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	1,115,000	1,128,746
Trading companies and distributors 0.3%
Air Lease Corp.	3.375		01-15-19	715,000	727,513
Air Lease Corp.	3.875		04-01-21	375,000	384,375
Air Lease Corp.	4.750		03-01-20	325,000	350,188
Air Lease Corp.	5.625		04-01-17	260,000	278,793
Aircastle, Ltd.	5.500		02-15-22	285,000	293,607
Aircastle, Ltd.	6.250		12-01-19	240,000	259,200
Ashtead Capital, Inc. (S)	5.625		10-01-24	275,000	285,313

12SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
International Lease Finance Corp. (S)	7.125		09-01-18	1,455,000	$1,638,694
United Rentals North America, Inc.	5.750		11-15-24	440,000	448,800
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	435,000	429,563
Information technology 0.2%					2,432,238
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (S)	7.250		10-15-22	390,000	418,275
Internet software and services 0.1%
Ancestry.com, Inc.	11.000		12-15-20	265,000	287,525
Ancestry.com, Inc., PIK (S)	9.625		10-15-18	300,000	282,000
IT services 0.0%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	500,000	509,375
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc. (S)	5.875		02-15-22	680,000	714,000
Software 0.0%
Blackboard, Inc. (S)	7.750		11-15-19	225,000	221,063
Materials 1.1%					15,100,207
Chemicals 0.4%
Aruba Investments, Inc. (S)	8.750		02-15-23	285,000	289,275
Braskem Finance, Ltd. (S)	7.000		05-07-20	2,065,000	2,188,900
NOVA Chemicals Corp. (S)	5.000		05-01-25	910,000	944,125
PSPC Escrow Corp. (S)	6.500		02-01-22	480,000	489,600
Rain CII Carbon LLC (S)	8.250		01-15-21	170,000	168,725
Rockwood Specialties Group, Inc.	4.625		10-15-20	1,285,000	1,336,400
W.R. Grace & Co-Conn (S)	5.125		10-01-21	275,000	286,000
W.R. Grace & Co-Conn (S)	5.625		10-01-24	225,000	241,313
Construction materials 0.1%
American Gilsonite Company (S)	11.500		09-01-17	600,000	567,000
Cemex SAB de CV (S)	6.500		12-10-19	550,000	555,500
Magnesita Finance, Ltd. (Q)(S)	8.625		04-05-17	500,000	440,000
Containers and packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	287,056	285,980
Wise Metals Group LLC (S)	8.750		12-15-18	465,000	494,644
Metals and mining 0.5%
Alcoa, Inc.	5.125		10-01-24	710,000	776,421
Allegheny Technologies, Inc.	9.375		06-01-19	1,095,000	1,291,941
ArcelorMittal	10.600		06-01-19	2,000,000	2,390,500
Commercial Metals Company	7.350		08-15-18	500,000	541,250
Gerdau Trade, Inc. (S)	4.750		04-15-23	325,000	307,938
Glencore Finance Canada, Ltd. (S)	4.250		10-25-22	360,000	360,077
Glencore Funding LLC (S)	4.125		05-30-23	650,000	628,558
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	300,000	261,810
Vedanta Resources PLC (S)	7.125		05-31-23	300,000	254,250
Telecommunication services 1.1%					15,291,951
Diversified telecommunication services 0.8%
CenturyLink, Inc.	5.625		04-01-20	150,000	158,100
CenturyLink, Inc.	5.800		03-15-22	505,000	531,513
CenturyLink, Inc.	6.450		06-15-21	400,000	433,000

SEE NOTES TO FUND'S INVESTMENTS13

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
CenturyLink, Inc.	7.600		09-15-39	665,000	$671,650
Columbus International, Inc. (S)	7.375		03-30-21	325,000	334,344
GTP Acquisition Partners I LLC (S)	4.704		05-15-18	725,000	721,168
T-Mobile USA, Inc.	6.125		01-15-22	240,000	246,900
T-Mobile USA, Inc.	6.250		04-01-21	285,000	294,263
Telecom Italia Capital SA	6.999		06-04-18	400,000	448,000
Telecom Italia Capital SA	7.200		07-18-36	1,875,000	2,085,938
Telecom Italia Capital SA	7.721		06-04-38	1,175,000	1,351,250
Telefonica Emisiones SAU	6.421		06-20-16	925,000	991,974
Verizon Communications, Inc.	3.450		03-15-21	800,000	840,269
Verizon Communications, Inc. (S)	5.012		08-21-54	430,000	471,848
Verizon Communications, Inc.	6.550		09-15-43	431,000	587,605
Wind Acquisition Finance SA (S)	7.375		04-23-21	600,000	582,000
Windstream Corp.	7.500		06-01-22	700,000	702,625
Wireless telecommunication services 0.3%
Comcel Trust (S)	6.875		02-06-24	550,000	569,250
Digicel Group, Ltd. (S)	8.250		09-30-20	885,000	861,105
Millicom International Cellular SA (S)	4.750		05-22-20	665,000	623,438
Millicom International Cellular SA (S)	6.625		10-15-21	450,000	460,125
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	330,000	333,300
SBA Tower Trust (S)	3.598		04-15-18	590,000	592,286
SoftBank Corp. (S)	4.500		04-15-20	400,000	400,000
Utilities 0.6%					8,715,427
Electric utilities 0.3%
Beaver Valley II Funding Corp.	9.000		06-01-17	66,000	71,280
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	900,000	945,000
Empresa Electrica Angamos SA (S)	4.875		05-25-29	540,000	543,672
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	620,000	657,200
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	500,000	558,700
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650		06-15-67	280,000	283,911
NRG Energy, Inc.	6.625		03-15-23	18,000	18,675
NRG Yield Operating LLC (S)	5.375		08-15-24	485,000	501,975
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	450,000	501,188
Independent power and renewable electricity producers 0.1%
Dynegy Finance I, Inc. (S)	6.750		11-01-19	175,000	180,031
Dynegy Finance I, Inc. (S)	7.625		11-01-24	930,000	961,388
NRG Energy, Inc.	7.625		01-15-18	500,000	545,625
Multi-utilities 0.2%
CMS Energy Corp.	5.050		03-15-22	810,000	935,782
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110		12-01-66	2,000,000	2,011,000
Capital preferred securities 0.2%					$3,682,528
(Cost $3,678,846)
Financials 0.2%					3,682,528
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		02-23-15	1,094,000	861,525
Sovereign Capital Trust VI	7.908		06-13-36	180,000	191,353

14SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 0.0%
Goldman Sachs Capital II (P)(Q)	4.000		03-09-15	1,195,000	$932,100
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)	7.875		12-15-37	160,000	203,200
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	1,430,000	1,494,350
Municipal bonds 0.1%					$1,154,130
(Cost $1,159,813)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	1,160,000	1,154,130
Term loans (M) 0.1%					$1,031,348
(Cost $1,162,791)
Consumer discretionary 0.1%					448,680
Hotels, restaurants and leisure 0.1%
Marina District Finance Company, Inc. (T)	TBD		08-15-18	451,615	448,680
Energy 0.0%					188,267
Oil, gas and consumable fuels 0.0%
Templar Energy LLC	8.500		11-25-20	320,000	188,267
Utilities 0.0%					394,401
Electric utilities 0.0%
ExGen Texas Power LLC	5.750		09-16-21	398,889	394,401
Collateralized mortgage obligations 4.5%					$63,941,763
(Cost $66,784,423)
Commercial and residential 4.0%					56,842,528
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.748		08-25-35	260,633	245,915
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.281		12-25-46	12,304,822	1,137,340
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.388		06-25-45	1,159,029	1,078,597
Series 2005-1, Class AHM (P)	2.357		06-25-45	585,856	582,737
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.009		12-13-29	620,000	617,893
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.767		09-15-26	560,000	561,790
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.680		03-25-35	509,025	514,223
Series 2005-5, Class A2 (P)	2.380		08-25-35	718,100	722,366
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1	0.868		01-25-35	1,531,367	1,488,414
Series 2005-5, Class 1A4 (P)	0.728		07-25-35	803,320	722,089
Series 2005-7, Class 11A1 (P)	0.708		08-25-35	928,698	861,838
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750		10-25-34	424,249	433,003
BHMS Mortgage Trust (P)(S) Series 2014-ATLS, Class DFL	3.171		07-05-33	1,000,000	998,303
BLCP Hotel Trust (P)(S) Series 2014-CLRN, Class D	2.667		08-15-29	1,150,000	1,151,511
BWAY Mortgage Trust (P)(S) Series 2013-1515, Class F	3.927		03-10-33	1,140,000	1,097,184
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.167		12-15-27	815,000	815,544

SEE NOTES TO FUND'S INVESTMENTS15

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Pass Through Certificates
Series 2012-CR2, Class XA IO	1.905		08-15-45	4,314,732	$430,688
Series 2012-LC4, Class C (P)	5.647		12-10-44	895,000	1,026,562
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	1,000,000	1,056,252
Series 2013-CR11, Class B (P)	5.164		10-10-46	1,325,000	1,523,078
Series 2013-CR13, Class C (P)	4.756		12-10-23	575,000	632,264
Series 2013-CR6, Class XA IO	1.528		03-10-46	6,264,404	412,762
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	755,000	856,340
Series 2014-CR15, Class XA IO	1.349		02-10-47	8,771,187	614,071
Series 2014-CR16, Class C (P)	4.906		04-10-47	815,000	886,540
Series 2014-FL4, Class D (P) (S)	2.617		07-13-31	1,040,000	1,039,947
Series 2014-PAT, Class D (P) (S)	2.317		08-13-27	1,035,000	1,024,935
Series 2014-TWC, Class D (P) (S)	2.417		02-13-32	740,000	738,062
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.400		04-15-27	625,000	619,821
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.438		06-25-34	741,719	686,520
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.311		12-05-31	800,000	798,842
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	2.921		08-19-34	583,302	566,932
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (P)	0.618		06-20-35	1,222,146	1,119,398
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.160		07-15-29	1,015,000	992,952
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.922		11-05-30	687,460	686,602
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	584,000	598,058
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.201		07-25-35	14,475,112	1,033,176
Series 2005-AR8, Class AX2 IO	2.226		04-25-35	18,598,136	1,444,945
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.678		04-15-47	945,000	1,021,681
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	4,740,000	448,134
Series 2013-JWRZ, Class D (P) (S)	3.157		04-15-30	540,000	540,122
Series 2014-FBLU, Class D (P) (S)	2.767		12-15-28	1,220,000	1,222,044
Series 2014-FBLU, Class E (P) (S)	3.667		12-15-28	845,000	844,788
Series 2014-FL5, Class C (P) (S)	2.267		07-15-31	1,350,000	1,349,999
Series 2014-INN, Class F (P) (S)	4.167		06-15-29	765,000	767,586
Series 2014-PHH, Class C (P) (S)	2.267		08-15-27	1,035,000	1,040,917
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.268		11-25-34	825,000	799,118
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.161		12-25-34	613,600	598,367
Series 2005-2, Class 1A (P)	1.582		10-25-35	1,041,201	1,010,419
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.186		02-15-46	810,000	847,799
Series 2014-C18, Class 300D	5.279		08-15-31	510,000	527,315
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,350,000	1,460,481
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.639		08-25-34	882,630	871,206
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.498		05-25-35	531,526	493,970

16SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Motel 6 Trust Series 2012-MTL6, Class D (S)	3.781		10-05-25	1,350,000	$1,345,533
Opteum Mortgage Acceptance Corp. Series 2005-3, Class APT (P)	0.458		07-25-35	699,971	682,189
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660		12-25-59	335,000	334,953
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835		10-10-36	475,000	486,571
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.754		05-10-63	3,448,065	267,822
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	1,044,000	1,090,581
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM (P)	5.591		04-15-47	365,000	392,269
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.458		12-25-45	625,054	569,741
Series 2005-AR2, Class 2A1B (P)	0.538		01-25-45	284,829	261,773
Series 2005-AR2, Class 2A3 (P)	0.518		01-25-45	1,175,953	1,081,678
Series 2005-AR8, Class 2AB2 (P)	0.588		07-25-45	714,369	659,326
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,970,000	1,963,259
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	900,000	855,816
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.211		11-15-45	6,280,780	702,160
Series 2013-C16, Class B (P)	4.983		09-15-46	425,000	487,417
U.S. Government Agency 0.5%					7,099,235
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500		11-15-32	5,038,197	957,502
Series 3794, Class PI IO	4.500		02-15-38	2,590,350	165,431
Series K017, Class X1 IO	1.432		12-25-21	5,811,417	460,078
Series K022, Class X1 IO	1.298		07-25-22	15,990,190	1,246,068
Series K709, Class X1 IO	1.536		03-25-19	3,141,673	173,339
Series K710, Class X1 IO	1.778		05-25-19	3,433,086	224,510
Series K711, Class X1 IO	1.706		07-25-19	8,382,235	532,515
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000		05-25-39	2,443,288	215,799
Series 2012-118, Class IB IO	3.500		11-25-42	1,788,021	319,787
Series 2012-137, Class WI IO	3.500		12-25-32	2,036,185	344,787
Series 402, Class 4 IO	4.000		10-25-39	3,124,001	421,877
Series 407, Class 15 IO	5.000		01-25-40	2,864,471	436,393
Series 407, Class 21 IO	5.000		01-25-39	1,385,899	132,490
Series 407, Class 7 IO	5.000		03-25-41	2,688,996	430,676
Series 407, Class 8 IO	5.000		03-25-41	1,349,805	206,824
Government National Mortgage Association
Series 2012-114, Class IO	0.994		01-16-53	3,400,298	281,245
Series 2013-42, Class IA IO	3.500		03-20-43	1,573,014	196,472
Series 2013-42, Class YI IO	3.500		03-20-43	2,645,238	353,442
Asset backed securities 4.2%					$60,337,731
(Cost $59,512,145)
Asset Backed Securities 4.2%					60,337,731
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.843		05-25-35	440,000	420,618

SEE NOTES TO FUND'S INVESTMENTS17

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.618		10-25-35	1,060,000	$950,866
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840		01-15-20	1,155,000	1,171,272
Ally Master Owner Trust Series 2012-4, Class A	1.720		07-15-19	555,000	559,720
American Express Credit Account Master Trust
Series 2014-1, Class A4	1.490		04-15-20	1,155,000	1,165,381
Series 2014-4, Class A	1.430		06-15-20	1,345,000	1,354,684
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.638		05-25-35	865,000	816,584
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,330,000	1,374,724
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.250		01-25-34	270,510	261,015
Series 2004-W6, Class M1 (P)	0.993		05-25-34	243,158	236,538
Bank of The West Auto Trust Series 2014-1, Class A4 (S)	1.650		03-16-20	1,065,000	1,075,552
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.408		07-25-36	1,322,598	1,238,972
California Republic Auto Receivables Trust Series 2014-4, Class A4	1.840		06-15-20	540,000	545,293
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A	1.480		07-15-20	4,040,000	4,076,788
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160		06-17-19	1,130,000	1,131,557
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	1,017,000	1,020,937
Series 2014-A7, Class A	1.380		11-15-19	1,605,000	1,613,298
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760		12-16-19	430,000	435,624
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	665,000	741,387
Series 2014-A8, Class A8	1.730		04-09-20	1,450,000	1,468,583
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	5.638		06-25-37	710,518	733,394
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,387,594	1,440,367
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.345		02-25-35	688,379	700,805
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.638		05-25-36	990,000	956,357
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.590		07-25-35	370,000	356,000
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,715,000	1,715,124
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	1,965,000	1,978,122
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.858		11-25-35	805,000	785,215
Ford Credit Auto Owner Trust Series 2014-1, Class B (S)	2.410		11-15-25	2,090,000	2,137,909
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	1,225,000	1,230,535
Series 2014-4, Class A1	1.400		08-15-19	1,820,000	1,827,997

18SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	390,000	$392,781
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.438		10-25-35	974,044	914,179
GSAA Trust Series 2005-10, Class M3 (P)	0.718		06-25-35	740,000	704,766
Home Equity Asset Trust Series 2005-1, Class M4 (P)	1.188		05-25-35	1,345,000	1,294,782
Honda Auto Receivables Owner Trust Series 2014-3, Class A4	1.310		10-15-20	1,960,000	1,968,420
John Deere Owner Trust Series 2014-B, Class A4	1.500		06-15-21	920,000	927,820
Merrill Lynch Mortgage Investors, Inc. Series 2005-WMC1, Class M1 (P)	0.918		09-25-35	417,233	377,565
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-20-31	241,225	240,743
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.843		03-25-35	1,510,000	1,432,042
Series 2005-2, Class M2 (P)	0.618		06-25-35	1,080,000	998,347
Nissan Master Owner Trust Receivables Series 2015-A, Class A2	1.440		01-15-20	1,440,000	1,444,788
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	680,000	681,939
RAMP Trust Series 2005-RS3, Class M1 (P)	0.588		03-25-35	450,000	427,059
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.318		09-25-36	1,463,063	1,362,953
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	751,733	756,796
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	617,549	657,175
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.610		11-25-35	650,000	609,463
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (P)	0.468		12-25-36	1,100,000	1,065,338
Structured Asset Investment Loan Trust Series 2005-1, Class M2 (S)	0.888		02-25-35	865,000	819,189
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.670		02-25-35	1,428,720	1,376,689
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	426,917	435,018
Toyota Auto Receivables Owner Trust Series 2014-C, Class A4	1.440		04-15-20	553,000	558,167
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	625,000	628,872
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500		01-20-25	1,222,161	1,230,813
Series 2012-3A, Class B (S)	4.500		03-20-25	625,123	629,571
Series 2013-1A, Class B (S)	3.750		08-20-25	187,944	189,267
Series 2014-1A, Class A (S)	2.150		12-20-26	1,130,430	1,119,379
Series 2014-1A, Class B (S)	3.250		12-20-26	756,553	753,208
Series 2014-AA, Class A (S)	6.250		10-20-26	561,355	562,758
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	255,000	256,626

SEE NOTES TO FUND'S INVESTMENTS19

Balanced Fund

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$741,292
(Cost $741,292)
John Hancock Collateral Investment Trust (W)	0.0388(Y)	74,088	741,292
		Par value	Value
Short-term investments 3.8%			$54,302,000
(Cost $54,302,000)
Repurchase agreement 3.8%			54,302,000
Barclays Tri-Party Repurchase Agreement dated 1-30-15 at 0.030% to be repurchased at $50,742,127 on 2-2-15, collateralized by $34,333,700 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-40 (valued at $51,756,983, including interest)		50,742,000	50,742,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $3,560,000 on 2-2-15, collateralized by $3,370,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $3,635,556, including interest)		3,560,000	3,560,000
Total investments (Cost $1,192,211,959)† 99.8%			$1,429,801,330
Other assets and liabilities, net 0.2%			$3,197,157
Total net assets 100.0%			$1,432,998,487

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-15. The value of securities on loan amounted to $726,227.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,200,416,518. Net unrealized appreciation aggregated $229,384,812 of which $252,829,523 related to appreciated investment securities and $23,444,711 related to depreciated investment securities.

20SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$77,537,765	$77,537,765	—	—
Consumer staples	76,818,366	76,818,366	—	—
Energy	66,878,986	66,877,875	—	$1,111
Financials	211,464,231	211,464,231	—	—
Health care	140,202,843	140,202,843	—	—
Industrials	79,231,829	79,231,829	—	—
Information technology	126,399,997	126,399,997	—	—
Materials	25,095,120	25,095,120	—	—
Telecommunication services	35,208,797	35,208,797	—	—
Utilities	20,216,218	20,216,218	—	—
Preferred securities
Financials	5,075,635	3,743,593	1,332,042	—
Industrials	8,430,022	8,430,022	—	—
Utilities	995,298	995,298	—	—
U.S. Government and Agency obligations	164,600,671	—	164,600,671	—
Foreign government obligations	517,352	—	517,352	—
Corporate bonds	205,937,408	—	205,937,408	—
Capital preferred securities	3,682,528	—	3,682,528	—
Municipal bonds	1,154,130	—	1,154,130	—
Term loans	1,031,348	—	1,031,348	—
Collateralized mortgage obligations	63,941,763	—	63,323,870	617,893
Asset backed securities	60,337,731	—	60,337,731	—
Securities lending collateral	741,292	741,292	—	—
Short-term investments	54,302,000	—	54,302,000	—
Total Investments in Securities	$1,429,801,330	$872,963,246	$556,219,080	$619,004

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

21

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

22

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q1	01/15
This report is for the information of the shareholders of John Hancock Balanced Fund.		3/15

John Hancock

Global Opportunities Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsGlobal Opportunities Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 98.6%		$117,945,236
(Cost $115,161,079)
Australia 3.1%		3,656,861
Amcor, Ltd.	370,007	3,656,861
Bermuda 1.3%		1,506,472
Catlin Group, Ltd.	143,637	1,506,472
France 4.5%		5,428,530
Safran SA	20,814	1,386,209
Sanofi	23,507	2,165,932
Total SA	36,555	1,876,389
Germany 1.6%		1,906,899
Deutsche Boerse AG	24,868	1,906,899
Hong Kong 1.6%		1,923,652
Hutchison Whampoa, Ltd.	145,355	1,923,652
Ireland 3.2%		3,832,114
Accenture PLC, Class A	27,216	2,286,960
Experian PLC	87,688	1,545,154
Japan 8.4%		10,062,386
Bridgestone Corp.	70,800	2,829,687
Honda Motor Company, Ltd.	79,049	2,385,284
Japan Tobacco, Inc.	79,100	2,154,419
Nippon Telegraph & Telephone Corp.	45,500	2,692,996
Luxembourg 1.8%		2,151,927
SES SA	59,073	2,151,927
Netherlands 6.0%		7,225,054
Akzo Nobel NV	21,714	1,564,303
Heineken NV	25,676	1,916,155
Koninklijke Ahold NV	103,011	1,859,192
Koninklijke Philips NV	68,374	1,885,404
Norway 1.0%		1,170,766
Statoil ASA	69,912	1,170,766
Singapore 1.4%		1,722,480
ComfortDelGro Corp., Ltd.	812,297	1,722,480
Switzerland 5.4%		6,405,537
Novartis AG	38,256	3,728,151
Roche Holding AG	9,934	2,677,386
United Kingdom 8.7%		10,387,532
Aon PLC	19,505	1,756,425
British American Tobacco PLC	74,351	4,194,588
HSBC Holdings PLC	246,616	2,256,341
Pearson PLC	107,452	2,180,178
United States 50.6%		60,565,026
Apple, Inc.	27,770	3,253,533
Arthur J. Gallagher & Company	65,090	2,891,949
Baxter International, Inc.	38,608	2,714,528
Brazil Ethanol, Inc. (I) (S)	283,419	2,834

2SEE NOTES TO FUND'S INVESTMENTS

Global Opportunities Fund

			Shares	Value
United States (continued)
	Chevron Corp.		22,086	$2,264,478
	Eaton Corp. PLC		50,677	3,197,212
	Honeywell International, Inc.		20,111	1,966,051
	Huntington Bancshares, Inc.		275,079	2,756,292
	Johnson & Johnson		42,250	4,230,915
	JPMorgan Chase & Co.		32,128	1,747,121
	Macy's, Inc.		38,514	2,460,274
	Mattel, Inc.		60,488	1,627,127
	Microsoft Corp.		49,004	1,979,762
	Mondelez International, Inc., Class A		69,452	2,447,488
	Philip Morris International, Inc.		43,299	3,474,312
	QUALCOMM, Inc.		37,008	2,311,520
	Raytheon Company		12,536	1,254,227
	Samsonite International SA		620,400	1,882,837
	The Procter & Gamble Company		38,148	3,215,495
	United Technologies Corp.		32,590	3,740,680
	Verizon Communications, Inc.		64,600	2,952,866
	Viacom, Inc., Class B		49,904	3,214,816
	Wells Fargo & Company		48,852	2,536,396
	Whirlpool Corp.		12,268	2,442,313
	Yield (%)		Shares	Value
Short-term investments 0.9%				$1,095,452
(Cost $1,095,452)
Money market funds 0.9%				1,095,452
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	1,095,452	1,095,452
Total investments (Cost $116,256,531)† 99.5%				$119,040,688
Other assets and liabilities, net 0.5%				$647,143
Total net assets 100.0%				$119,687,831

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $116,850,095. Net unrealized appreciation aggregated $2,190,593, of which $10,520,313 related to appreciated investment securities and $8,329,720 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-15:

Consumer discretionary	17.7%
Consumer staples	16.1%
Industrials	15.6%
Financials	14.5%
Health care	13.0%
Information technology	8.2%
Telecommunication services	4.7%
Energy	4.4%
Materials	4.4%
Short-term investments and other	1.4%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,656,861	—	$3,656,861	—
Bermuda	1,506,472	—	1,506,472	—
France	5,428,530	—	5,428,530	—
Germany	1,906,899	—	1,906,899	—
Hong Kong	1,923,652	—	1,923,652	—
Ireland	3,832,114	$2,286,960	1,545,154	—
Japan	10,062,386	—	10,062,386	—
Luxembourg	2,151,927	—	2,151,927	—
Netherlands	7,225,054	—	7,225,054	—
Norway	1,170,766	—	1,170,766	—
Singapore	1,722,480	—	1,722,480	—
Switzerland	6,405,537	—	6,405,537	—
United Kingdom	10,387,532	1,756,425	8,631,107	—
United States	60,565,026	58,679,355	1,882,837	$2,834
Short-term investments	1,095,452	1,095,452	—	—
Total Investments in Securities	$119,040,688	$63,818,192	$55,219,662	$2,834
Other Financial Instruments:
Forward foreign currency contracts	$491,768		$491,768

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

4

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	4,629,648	EUR	3,760,243	Deutsche Bank AG London	2/25/2015	$379,748	—	$379,748
USD	3,473,555	EUR	2,946,337	State Street Bank and Trust Company	2/25/2015	143,547	—	143,547
USD	3,657,379	JPY	433,088,539	Toronto Dominion Bank	2/25/2015	—	($31,527)	(31,527)
						$523,295	($31,527)	$491,768
Currency abbreviation
EUR		Euro	USD	U.S. Dollar
JPY		Japanese Yen

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	69Q1	01/15
This report is for the information of the shareholders of John Hancock Global Opportunities Fund.		3/15

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsSmall Cap Core Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 96.3%		$152,855,187
(Cost $153,967,442)
Consumer discretionary 19.7%		31,355,540
Auto components 2.5%
Gentherm, Inc. (I)	47,596	1,750,582
Tenneco, Inc. (I)	43,386	2,230,908
Automobiles 0.8%
Winnebago Industries, Inc.	66,543	1,323,540
Hotels, restaurants and leisure 5.7%
Chuy's Holdings, Inc. (I)	106,208	2,269,665
Del Frisco's Restaurant Group, Inc. (I)	53,831	1,067,469
Life Time Fitness, Inc. (I)	30,493	1,667,052
Vail Resorts, Inc.	45,630	4,004,489
Media 4.9%
AMC Entertainment Holdings, Inc., Class A	71,913	2,022,194
Cinemark Holdings, Inc.	100,598	3,739,228
Martha Stewart Living Omnimedia, Inc., Class A (I)	426,107	1,977,136
Specialty retail 4.0%
Francesca's Holdings Corp. (I)	101,558	1,610,710
GNC Holdings, Inc., Class A	77,363	3,430,275
The Finish Line, Inc., Class A	59,096	1,394,666
Textiles, apparel and luxury goods 1.8%
Crocs, Inc. (I)	121,674	1,289,744
Movado Group, Inc.	65,663	1,577,882
Consumer staples 4.9%		7,714,951
Beverages 0.9%
Craft Brew Alliance, Inc. (I)	124,080	1,476,552
Food and staples retailing 0.6%
G. Willi-Food International, Ltd. (I)	150,408	977,652
Food products 1.7%
Amira Nature Foods, Ltd. (I)	212,847	2,647,817
Household products 0.4%
Central Garden & Pet Company (I)	76,774	648,740
Personal products 1.3%
Inter Parfums, Inc.	78,099	1,964,190
Energy 2.2%		3,421,175
Energy equipment and services 2.2%
Bristow Group, Inc.	33,038	1,840,547
Forum Energy Technologies, Inc. (I)	102,306	1,580,628
Financials 19.1%		30,288,654
Banks 8.3%
Access National Corp.	37,697	673,268
Banner Corp.	87,207	3,521,419
BBCN Bancorp, Inc.	307,228	3,978,603
ConnectOne Bancorp, Inc.	124,251	2,286,218
Prosperity Bancshares, Inc.	29,476	1,349,706
Texas Capital Bancshares, Inc. (I)	31,960	1,305,566
Capital markets 3.2%
Evercore Partners, Inc., Class A	42,130	2,016,763

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Core Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
Golub Capital BDC, Inc.	100,825	$1,798,718
PennantPark Investment Corp.	151,407	1,270,305
Real estate investment trusts 5.5%
EPR Properties	37,756	2,456,405
Hudson Pacific Properties, Inc.	103,671	3,353,757
LaSalle Hotel Properties	71,397	2,888,723
Thrifts and mortgage finance 2.1%
Brookline Bancorp, Inc.	183,746	1,763,962
EverBank Financial Corp.	93,137	1,625,241
Health care 13.5%		21,452,958
Biotechnology 1.6%
Emergent Biosolutions, Inc. (I)	90,940	2,549,048
Health care equipment and supplies 8.8%
Derma Sciences, Inc. (I)	287,576	2,473,154
Exactech, Inc. (I)	78,198	1,625,736
Greatbatch, Inc. (I)	56,499	2,743,591
Integra LifeSciences Holdings Corp. (I)	25,663	1,429,942
LeMaitre Vascular, Inc.	53,445	422,750
Lumenis, Ltd., Class B (I)	241,868	2,483,984
The Cooper Companies, Inc.	17,653	2,782,995
Health care providers and services 1.9%
Owens & Minor, Inc.	34,988	1,197,639
Patterson Companies, Inc.	36,499	1,828,235
Life sciences tools and services 1.2%
Bio-Rad Laboratories, Inc., Class A (I)	16,737	1,915,884
Industrials 14.7%		23,334,175
Aerospace and defense 0.7%
Esterline Technologies Corp. (I)	10,533	1,180,644
Air freight and logistics 0.9%
Hub Group, Inc., Class A (I)	40,525	1,353,535
Building products 3.0%
AO Smith Corp.	59,887	3,557,887
Simpson Manufacturing Company, Inc.	36,824	1,201,935
Electrical equipment 1.1%
AZZ, Inc.	41,445	1,748,565
Machinery 5.1%
CLARCOR, Inc.	59,456	3,717,784
Hillenbrand, Inc.	51,661	1,622,672
Luxfer Holdings PLC, ADR	145,449	1,957,744
Nordson Corp.	11,434	833,081
Trading companies and distributors 3.9%
Beacon Roofing Supply, Inc. (I)	91,575	2,169,412
Watsco, Inc.	36,661	3,990,916
Information technology 15.5%		24,666,178
Communications equipment 2.0%
Aruba Networks, Inc. (I)	82,103	1,361,268
NETGEAR, Inc. (I)	53,814	1,817,299

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Core Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.9%
InvenSense, Inc. (I)	93,916	$1,387,139
Internet software and services 3.3%
Angie's List, Inc. (I)	244,218	1,120,961
Borderfree, Inc. (I)	94,034	573,607
HomeAway, Inc. (I)	70,394	1,794,343
LogMeIn, Inc. (I)	36,828	1,751,171
Semiconductors and semiconductor equipment 1.2%
ON Semiconductor Corp. (I)	191,023	1,912,140
Software 8.1%
Cadence Design Systems, Inc. (I)	97,979	1,762,642
Fleetmatics Group PLC (I)	60,697	2,149,281
Infoblox, Inc. (I)	60,600	1,131,402
Monotype Imaging Holdings, Inc.	45,072	1,322,412
NICE-Systems, Ltd., ADR	48,590	2,378,481
Solera Holdings, Inc.	35,793	1,846,919
SS&C Technologies Holdings, Inc.	42,601	2,357,113
Materials 4.7%		7,400,792
Chemicals 3.7%
Cytec Industries, Inc.	78,846	3,783,820
HB Fuller Company	50,722	2,087,210
Metals and mining 1.0%
Compass Minerals International, Inc.	17,503	1,529,762
Utilities 2.0%		3,220,764
Electric utilities 2.0%
Portland General Electric Company	54,809	2,175,917
Unitil Corp.	27,967	1,044,847
Total investments (Cost $153,967,442)† 96.3%		$152,855,187
Other assets and liabilities, net 3.7%		$5,948,735
Total net assets 100.0%		$158,803,922

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $154,426,603. Net unrealized depreciation aggregated $1,571,416, of which $12,384,252 related to appreciated investment securities and $13,955,668 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q1	01/15
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		3/15

John Hancock

Seaport Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsSeaport Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 110.5%		$285,817,011
(Cost $267,270,514)
Consumer discretionary 10.0%		25,895,279
Automobiles 0.3%
Tesla Motors, Inc. (I)(L)	4,045	823,562
Hotels, restaurants and leisure 1.9%
Diamond Resorts International, Inc. (I)	77,419	2,197,150
Hilton Worldwide Holdings, Inc. (I)	63,388	1,646,186
Panera Bread Company, Class A (I)	6,564	1,128,089
Shake Shack, Inc., Class A (I)	200	9,180
Household durables 1.1%
GoPro, Inc., Class A (I)(L)	10,400	517,400
iRobot Corp. (I)(L)	7,800	246,090
Whirlpool Corp.	10,150	2,020,662
Internet and catalog retail 2.6%
Amazon.com, Inc. (I)(L)	7,820	2,772,425
Expedia, Inc. (L)	4,300	369,499
Netflix, Inc. (I)	5,145	2,273,061
TripAdvisor, Inc. (I)(L)	9,395	629,559
zulily, Inc., Class A (I)(L)	36,871	682,114
Media 1.9%
IMAX Corp. (I)(L)	72,847	2,427,991
Markit, Ltd. (I)	44,500	1,168,125
The Walt Disney Company (L)	5,310	482,998
Time Warner Cable, Inc.	2,700	367,551
Twenty-First Century Fox, Inc., Class A (L)	15,100	500,716
Specialty retail 1.6%
Advance Auto Parts, Inc.	14,449	2,297,391
Lowe's Companies, Inc.	26,309	1,782,698
Textiles, apparel and luxury goods 0.6%
Samsonite International SA	338,400	1,027,002
Skechers U.S.A., Inc., Class A (I)(L)	8,713	525,830
Consumer staples 1.7%		4,496,050
Food and staples retailing 1.0%
Brasil Pharma SA (I)	154,000	64,007
CVS Health Corp. (L)	16,500	1,619,640
Diplomat Pharmacy, Inc. (I)	3,820	93,857
Walgreens Boots Alliance, Inc.	10,250	755,938
Food products 0.6%
Cranswick PLC	9,677	190,515
Greencore Group PLC	302,070	1,400,975
Personal products 0.1%
Hypermarcas SA (I)	38,300	260,472
Nu Skin Enterprises, Inc., Class A	2,700	110,646
Financials 20.0%		51,734,362
Banks 6.2%
Alior Bank SA (I)	35,198	814,278
Alpha Bank AE (I)	1,434,725	524,189

2SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Financials (continued)
Banks (continued)
BankUnited, Inc.	33,600	$929,376
BNP Paribas SA	9,844	516,863
Citigroup, Inc. (L)	42,400	1,990,680
Credit Agricole SA	91,760	1,088,243
Eurobank Ergasias SA (I)	2,956,020	365,549
FinecoBank Banca Fineco SpA (I)	137,831	741,951
First Citizens BancShares, Inc., Class A	4,600	1,122,630
First Republic Bank (L)	14,000	712,880
ING Groep NV (I)	105,451	1,311,009
Israel Discount Bank, Ltd. (I)	410,307	641,061
Piraeus Bank SA (I)	594,773	346,060
Shinsei Bank, Ltd.	345,000	625,321
Societe Generale SA	13,798	554,077
Talmer Bancorp, Inc., Class A (L)	30,000	405,600
The PNC Financial Services Group, Inc. (L)	27,400	2,316,396
Zions Bancorporation (L)	42,400	1,015,904
Capital markets 4.7%
American Capital, Ltd. (I)(L)	93,200	1,303,868
Ameriprise Financial, Inc.	7,000	874,580
Anima Holding SpA (I)(S)	153,147	765,098
Banca Generali SpA	18,871	527,175
BlackRock, Inc.	3,863	1,315,390
Fairfax India Holdings Corp. (I)(S)	81,100	794,780
HFF, Inc., Class A (L)	41,247	1,401,161
Janus Capital Group, Inc.	38,100	668,274
Julius Baer Group, Ltd. (I)	47,717	1,941,324
Legg Mason, Inc.	15,800	875,952
Northern Trust Corp.	9,448	617,710
Raymond James Financial, Inc. (L)	10,800	568,296
SEI Investments Company	4,400	176,748
WisdomTree Investments, Inc. (L)	26,100	454,662
Diversified financial services 0.7%
Mitsubishi UFJ Lease & Finance Company, Ltd.	74,300	321,439
MSCI, Inc. (L)	16,200	871,884
Nomad Holdings, Ltd. (I)	32,670	325,843
WL Ross Holding Corp. (I)(L)	23,000	237,360
Insurance 5.2%
Ageas	29,743	1,018,514
AIA Group, Ltd.	115,000	666,830
American International Group, Inc. (L)	78,324	3,827,694
Assured Guaranty, Ltd. (L)	58,900	1,438,338
Brasil Insurance Participacoes e Administracao SA	13,800	10,355
Delta Lloyd NV	75,876	1,433,577
Primerica, Inc. (L)	12,703	630,577
Principal Financial Group, Inc. (L)	19,300	905,749
Prudential Financial, Inc. (L)	6,200	470,456
St James's Place PLC	67,985	874,685
The Allstate Corp. (L)	8,900	621,131
The Hartford Financial Services Group, Inc. (L)	22,380	870,582

SEE NOTES TO FUND'S INVESTMENTS3

Seaport Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	22,700	$792,507
Real estate investment trusts 1.7%
Grivalia Properties REIC	58,084	517,386
Hibernia REIT PLC	397,693	500,462
Kennedy Wilson Europe Real Estate PLC	215,330	3,366,518
Real estate management and development 1.0%
Deutsche Annington Immobilien SE	15,418	535,492
Forest City Enterprises, Inc., Class A (I)	48,800	1,195,600
Kennedy-Wilson Holdings, Inc. (L)	30,200	803,018
Thrifts and mortgage finance 0.5%
Beneficial Bancorp, Inc. (I)	46,525	502,005
EverBank Financial Corp.	39,500	689,275
Health care 35.2%		91,129,260
Biotechnology 9.9%
Actelion, Ltd. (I)	5,465	603,667
Agios Pharmaceuticals, Inc. (I)	3,310	383,695
Alkermes PLC (I)(L)	45,991	3,322,850
Alnylam Pharmaceuticals, Inc. (I)(L)	10,360	972,079
Anacor Pharmaceuticals, Inc. (I)	17,267	649,239
Arena Pharmaceuticals, Inc. (I)(L)	148,542	640,216
Avalanche Biotechnologies, Inc. (I)	7,580	300,774
BioCryst Pharmaceuticals, Inc. (I)(L)	20,700	210,726
Biogen Idec, Inc. (I)	2,170	844,477
Celgene Corp. (I)(L)	16,605	1,978,652
Cepheid, Inc. (I)	5,120	289,331
Dyax Corp. (I)	80,580	1,217,564
Epizyme, Inc. (I)	3,170	60,674
Foundation Medicine, Inc. (I)(L)	17,640	840,722
Galapagos NV (I)	26,941	553,460
Genus PLC	21,175	390,018
Gilead Sciences, Inc. (I)(L)	9,580	1,004,271
Incyte Corp. (I)	8,060	642,463
Ironwood Pharmaceuticals, Inc. (I)(L)	65,746	1,024,323
Juno Therapeutics, Inc. (I)	500	21,375
Kite Pharma, Inc. (I)	400	26,860
Neurocrine Biosciences, Inc. (I)	37,590	1,265,279
Novavax, Inc. (I)(L)	52,530	410,259
NPS Pharmaceuticals, Inc. (I)	31,005	1,421,889
Otonomy, Inc. (I)	14,539	424,539
Portola Pharmaceuticals, Inc. (I)(L)	44,766	1,272,697
Prothena Corp. PLC (I)(L)	22,900	518,227
Regeneron Pharmaceuticals, Inc. (I)(L)	5,365	2,235,381
Regulus Therapeutics, Inc. (I)	34,490	660,484
Synageva BioPharma Corp. (I)	3,320	382,530
TESARO, Inc. (I)(L)	14,770	594,197
Versartis, Inc. (I)	190	3,369
Vertex Pharmaceuticals, Inc. (I)	5,777	636,279
Health care equipment and supplies 4.8%
ABIOMED, Inc. (I)	6,687	345,985

4SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
AtriCure, Inc. (I)	26,410	$523,974
Becton, Dickinson and Company	15,491	2,138,997
Boston Scientific Corp. (I)(L)	35,320	523,089
DexCom, Inc. (I)(L)	40,301	2,409,194
Endologix, Inc. (I)	35,860	499,530
Globus Medical, Inc., Class A (I)	18,825	443,894
HeartWare International, Inc. (I)(L)	16,536	1,381,252
Insulet Corp. (I)	14,220	417,926
K2M Group Holdings, Inc. (I)	21,249	401,606
LDR Holding Corp. (I)	6,020	201,489
Medtronic PLC	23,240	1,659,333
Olympus Corp. (I)	4,730	163,583
Quidel Corp. (I)(L)	10,878	256,068
St. Jude Medical, Inc.	10,260	675,826
Stryker Corp. (L)	3,780	344,169
Health care providers and services 6.3%
Acadia Healthcare Company, Inc. (I)	25,845	1,492,549
Accretive Health, Inc. (I)(L)	39,220	229,437
Aetna, Inc. (L)	14,240	1,307,517
Al Noor Hospitals Group PLC	22,258	304,230
Anthem, Inc.	4,830	651,857
Cardinal Health, Inc. (L)	10,730	892,629
Cigna Corp.	11,800	1,260,594
Envision Healthcare Holdings, Inc. (I)(L)	62,093	2,134,757
HCA Holdings, Inc. (I)(L)	21,460	1,519,368
IHH Healthcare BHD	95,100	136,003
McKesson Corp. (L)	6,990	1,486,424
MEDNAX, Inc. (I)	4,320	293,285
NMC Health PLC	57,050	434,475
Phoenix Healthcare Group Company, Ltd.	112,070	190,672
Qualicorp SA (I)	19,250	190,822
Siloam International Hospitals Tbk PT (I)	125,300	132,362
Spire Healthcare Group PLC (I)(S)	39,500	190,629
Team Health Holdings, Inc. (I)	5,020	259,534
UnitedHealth Group, Inc. (L)	15,340	1,629,875
Universal Health Services, Inc., Class B	9,860	1,010,946
WellCare Health Plans, Inc. (I)(L)	6,850	499,023
Health care technology 1.5%
Allscripts Healthcare Solutions, Inc. (I)	17,910	213,308
athenahealth, Inc. (I)	7,160	1,000,324
Cerner Corp. (I)	8,600	570,610
IMS Health Holdings, Inc. (I)(L)	30,135	741,622
Veeva Systems, Inc., Class A (I)(L)	46,484	1,336,880
Life sciences tools and services 1.7%
Agilent Technologies, Inc. (L)	5,350	202,070
Bio-Techne Corp.	7,360	684,627
Bruker Corp. (I)(L)	18,316	345,440
Fluidigm Corp. (I)	4,010	154,505
MorphoSys AG (I)	4,253	364,640

SEE NOTES TO FUND'S INVESTMENTS5

Seaport Fund

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
PRA Health Sciences, Inc. (I)	13,100	$342,303
Quintiles Transnational Holdings, Inc. (I)	3,140	189,970
Tecan Group AG	5,453	550,279
Thermo Fisher Scientific, Inc.	3,620	453,260
VWR Corp. (I)	13,690	330,750
WuXi PharmaTech Cayman, Inc., ADR (I)	18,350	735,835
Pharmaceuticals 11.0%
Actavis PLC (I)	15,989	4,261,708
Aerie Pharmaceuticals, Inc. (I)	11,100	310,356
Almirall SA (I)	35,078	611,920
AstraZeneca PLC	31,350	2,231,661
AstraZeneca PLC, ADR	25,322	1,798,875
Bristol-Myers Squibb Company (L)	109,252	6,584,618
Daiichi Sankyo Company, Ltd.	23,290	337,876
Eisai Company, Ltd.	13,400	668,101
Eli Lilly & Company	10,520	757,440
Hospira, Inc. (I)(L)	8,300	526,469
Kyowa Hakko Kirin Company, Ltd.	22,300	253,941
Merck & Company, Inc.	11,040	665,491
Novartis AG	6,642	647,281
Ono Pharmaceutical Company, Ltd.	25,060	2,637,417
Relypsa, Inc. (I)(L)	9,270	325,655
Roche Holding AG	2,030	547,120
Sanofi	5,961	549,246
Shionogi & Company, Ltd.	35,960	1,079,061
Tetraphase Pharmaceuticals, Inc. (I)	16,900	614,484
Teva Pharmaceutical Industries, Ltd., ADR	11,040	627,734
The Medicines Company (I)	25,885	742,123
UCB SA	14,205	1,104,279
XenoPort, Inc. (I)	71,370	594,512
Industrials 13.0%		33,479,711
Aerospace and defense 0.7%
DigitalGlobe, Inc. (I)(L)	65,533	1,762,182
Air freight and logistics 0.5%
FedEx Corp.	6,916	1,169,565
Commercial services and supplies 0.8%
Atento SA (I)	37,500	446,625
Edenred	35,285	1,014,113
Mitie Group PLC	115,658	469,815
West Corp.	2,570	84,039
Construction and engineering 0.6%
AECOM (I)(L)	56,429	1,434,425
Electrical equipment 1.4%
Acuity Brands, Inc.	15,615	2,340,532
Generac Holdings, Inc. (I)	30,422	1,330,658
Industrial conglomerates 0.7%
Danaher Corp. (L)	22,546	1,857,339

6SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Industrials (continued)
Marine 0.5%
Irish Continental Group PLC	366,450	$1,354,826
Professional services 3.9%
Equifax, Inc. (L)	17,100	1,444,266
Experian PLC	52,920	932,506
Huron Consulting Group, Inc. (I)(L)	20,645	1,552,917
IHS, Inc., Class A (I)	11,491	1,322,959
ManpowerGroup, Inc. (L)	14,700	1,071,336
Robert Half International, Inc. (L)	14,650	850,579
SThree PLC	144,793	735,906
TriNet Group, Inc. (I)	34,100	1,131,097
Verisk Analytics, Inc., Class A (I)(L)	6,665	428,893
WageWorks, Inc. (I)(L)	13,525	744,416
Road and rail 1.8%
DSV A/S	59,518	1,874,681
Landstar System, Inc.	21,687	1,389,703
Swift Transportation Company (I)	53,106	1,305,345
Trading companies and distributors 2.1%
AerCap Holdings NV (I)(L)	63,602	2,514,187
Fastenal Company	40,198	1,784,791
HD Supply Holdings, Inc. (I)	39,265	1,132,010
Information technology 28.8%		74,460,167
Communications equipment 2.1%
Arista Networks, Inc. (I)	5,800	366,096
Ciena Corp. (I)(L)	28,500	527,820
Cisco Systems, Inc. (L)	55,700	1,468,531
F5 Networks, Inc. (I)(L)	15,748	1,757,792
Radware, Ltd., ADR (I)	17,900	344,396
Sonus Networks, Inc. (I)	52,840	1,008,187
Electronic equipment, instruments and components 1.7%
Cognex Corp. (I)	33,722	1,239,284
Largan Precision Company, Ltd.	9,000	748,418
TE Connectivity, Ltd.	37,338	2,478,870
Internet software and services 7.4%
Akamai Technologies, Inc. (I)(L)	37,883	2,203,086
Alibaba Group Holding, Ltd., ADR (I)(L)	25,673	2,286,951
Baidu, Inc., ADR (I)(L)	14,503	3,160,494
Bankrate, Inc. (I)	32,055	400,046
Benefitfocus, Inc. (I)(L)	16,500	399,135
CoStar Group, Inc. (I)(L)	11,787	2,174,819
Coupons.com, Inc. (I)	18,800	269,216
Dealertrack Technologies, Inc. (I)	3,500	140,700
Demandware, Inc. (I)	2,500	133,900
eBay, Inc. (I)(L)	12,450	659,850
Envestnet, Inc. (I)(L)	7,400	380,878
Everyday Health, Inc. (I)	10,500	145,740
Google, Inc., Class A (I)(L)	915	491,858
Google, Inc., Class C (I)(L)	1,215	649,442
HomeAway, Inc. (I)(L)	24,015	612,142

SEE NOTES TO FUND'S INVESTMENTS7

Seaport Fund

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Just Eat PLC (I)	58,093	$311,016
Marketo, Inc. (I)(L)	30,300	1,043,229
Qihoo 360 Technology Company, Ltd., ADR (I)(L)	6,100	356,972
Tencent Holdings, Ltd.	90,900	1,532,008
VeriSign, Inc. (I)(L)	8,930	486,506
WebMD Health Corp. (I)	7,200	279,000
Xoom Corp. (I)(L)	30,000	442,500
Yelp, Inc. (I)(L)	11,495	603,143
IT services 7.3%
Accenture PLC, Class A (L)	17,645	1,482,709
Alliance Data Systems Corp. (I)(L)	2,990	863,602
Automatic Data Processing, Inc. (L)	16,930	1,397,233
Cardtronics, Inc. (I)(L)	26,845	902,260
Cognizant Technology Solutions Corp., Class A (I)(L)	19,515	1,056,347
EPAM Systems, Inc. (I)(L)	9,750	477,068
EVERTEC, Inc. (L)	36,265	727,476
ExlService Holdings, Inc. (I)(L)	68,795	2,021,197
Forrester Research, Inc. (L)	17,590	663,847
Gartner, Inc. (I)	1,840	154,965
Genpact, Ltd. (I)(L)	115,485	2,317,784
Global Payments, Inc. (L)	10,855	947,750
Heartland Payment Systems, Inc. (L)	28,875	1,437,109
Vantiv, Inc., Class A (I)(L)	30,515	1,049,411
VeriFone Systems, Inc. (I)(L)	22,900	718,831
Visa, Inc., Class A (L)	4,300	1,096,113
WEX, Inc. (I)(L)	17,700	1,629,285
Semiconductors and semiconductor equipment 3.6%
Applied Materials, Inc. (L)	43,000	982,120
Applied Micro Circuits Corp. (I)	31,840	167,160
ARM Holdings PLC	16,494	257,066
Cypress Semiconductor Corp. (I)(L)	36,600	539,118
Freescale Semiconductor, Ltd. (I)	19,700	632,173
Intel Corp. (L)	14,100	465,864
Micron Technology, Inc. (I)(L)	48,100	1,407,647
NXP Semiconductors NV (I)(L)	23,935	1,899,003
SK Hynix, Inc. (I)	19,350	835,834
Sumco Corp.	57,300	961,655
SunEdison Semiconductor, Ltd. (I)	18,900	369,684
SunEdison, Inc. (I)(L)	41,826	783,401
Software 3.0%
Activision Blizzard, Inc. (L)	12,910	269,754
Adobe Systems, Inc. (I)(L)	4,940	346,442
Cadence Design Systems, Inc. (I)	65,581	1,179,802
CDK Global, Inc.	2,976	134,396
FactSet Research Systems, Inc.	1,100	157,949
Fleetmatics Group PLC (I)	28,600	1,012,726
Guidewire Software, Inc. (I)	3,450	172,845
HubSpot, Inc. (I)	3,800	127,870
Intuit, Inc. (L)	10,735	932,013

8SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

			Shares	Value
Information technology (continued)
Software (continued)
	Microsoft Corp. (L)		17,250	$696,900
	Red Hat, Inc. (I)(L)		5,355	341,595
	salesforce.com, Inc. (I)(L)		6,195	349,708
	UBISOFT Entertainment (I)		64,525	1,295,233
	Verint Systems, Inc. (I)(L)		10,895	581,575
	Zendesk, Inc. (I)		2,500	60,475
Technology hardware, storage and peripherals 3.7%
	Apple, Inc. (L)		60,262	7,060,296
	Hewlett-Packard Company (L)		18,400	664,792
	Lenovo Group, Ltd.		474,000	612,751
	Nimble Storage, Inc. (I)(L)		31,000	695,330
	Western Digital Corp. (L)		4,340	421,978
Materials 1.0%				2,623,257
Chemicals 0.8%
	Monsanto Company (L)		3,180	375,176
	Platform Specialty Products Corp. (I)(L)		83,720	1,758,120
Construction materials 0.2%
	Headwaters, Inc. (I)(L)		30,875	434,720
Containers and packaging 0.0%
	Graphic Packaging Holding Company (I)		3,815	55,241
Telecommunication services 0.3%				824,915
Diversified telecommunication services 0.3%
	Koninklijke KPN NV		119,009	367,307
	Level 3 Communications, Inc. (I)(L)		9,200	457,608
Utilities 0.5%				1,174,010
Electric utilities 0.5%
	Hokkaido Electric Power Company, Inc. (I)		37,000	298,872
	Kyushu Electric Power Company, Inc. (I)		27,100	261,519
	Shikoku Electric Power Company, Inc. (I)		23,500	295,513
	The Kansai Electric Power Company, Ltd. (I)		32,900	318,106
	Rate (% )	Maturity date	Par value^	Value
Corporate bonds 0.2%				$539,738
(Cost $516,449)
Telecommunication services 0.2%				539,738
Wireless telecommunication services 0.2%
Sprint Corp.	7.125	06-15-24	555,000	539,738
			Shares	Value
Warrants 0.0%				$7,595
(Cost $249)
	Nomad Holdings, Ltd. (Expiration Date: 4-10-17; Strike Price: $11.50) (I)		24,900	7,595
			Shares/Par	Value
Purchased options 0.2%				$500,961
(Cost $605,392)
Call options 0.0%				1,295
	Exchange Traded on SPDR S&P 500 Homebuilders ETF (Expiration Date: 2-20-15; Strike Price: $36.00) (I)		7,400	1,295

SEE NOTES TO FUND'S INVESTMENTS9

Seaport Fund

	Shares/Par	Value
Put options 0.2%		$499,666
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 4-17-15; Strike Price: $3,050.00) (I)	820	9,155
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 6-19-15; Strike Price: $2,950.00) (I)	820	13,283
Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 3-20-15; Strike Price: $106.00) (I)	54,900	68,351
Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 4-17-15; Strike Price: $109.00) (I)	43,700	114,494
Exchange Traded on S&P 500 Index (Expiration Date: 3-20-15; Strike Price: $1,825.00) (I)	8,000	138,000
Over the Counter on Financial Select Sector SPDR Fund FLEX Options (Expiration Date: 3-18-15; Strike Price: $21.84; Counterparty: Morgan Stanley & Company, Inc.) (I)	350,200	91,880
Over the Counter on S&P 500 Index Contingent Interest Payment (Expiration Date: 12-17-15; Strike Price: $1,832.08; Counterparty: JPMorgan Clearing Corp.) (I)	1,676	124
Over the Counter on the EUR vs. USD (Expiration Date: 4-23-15; Strike Price: EUR 1.10; Counterparty: Goldman Sachs International) (I)	4,675,632	64,379
Total investments (Cost $268,392,604)† 110.9%		$286,865,305
Other assets and liabilities, net (10.9%)*		($28,150,163)
Total net assets 100.0%		$258,715,142
	Shares	Value
Investments sold short (45.6)%
(Cost ($113,378,243))
Exchange-traded funds
Alerian MLP ETF	(11,600)	$(198,360)
Consumer Staples Select Sector SPDR Fund	(107,890)	(5,180,876)
Financial Select Sector SPDR Fund	(190,000)	(4,371,900)
Health Care Select Sector SPDR Fund	(86,360)	(5,982,157)
iShares Core S&P Small-Cap ETF	(37,900)	(4,167,863)
iShares Global Utilities ETF	(14,670)	(728,512)
iShares iBoxx Investment Grade Corporate Bond ETF	(19,070)	(2,362,582)
iShares MSCI Emerging Markets ETF	(38,705)	(1,510,269)
iShares MSCI Finland Capped ETF	(16,000)	(524,960)
iShares MSCI Sweden ETF	(9,250)	(300,070)
iShares MSCI Taiwan ETF	(34,940)	(532,136)
iShares NASDAQ Biotechnology ETF	(21,610)	(6,950,857)
iShares North American Tech ETF	(20,700)	(2,031,705)
iShares North American Tech-Software ETF	(24,915)	(2,230,391)
iShares PHLX Semiconductor ETF	(29,400)	(2,598,078)
iShares Russell 2000 ETF	(61,300)	(7,092,410)
iShares Russell 2000 Growth ETF	(96,738)	(13,456,256)
iShares Russell Mid-Cap Growth ETF	(145,355)	(13,324,693)
iShares S&P Small-Cap 600 Growth ETF	(6,190)	(743,976)
iShares US Consumer Goods ETF	(7,485)	(767,662)
iShares US Medical Devices ETF	(1,230)	(139,679)
iShares US Telecommunications ETF	(72,000)	(2,054,880)
Market Vectors Oil Service ETF	(11,659)	(387,079)
PowerShares Dynamic Retail Portfolio	(37,750)	(1,430,725)
PowerShares QQQ Trust Series 1	(17,850)	(1,804,635)
SPDR S&P 500 ETF Trust	(28,735)	(5,731,770)
SPDR S&P Biotech ETF	(37,590)	(7,504,844)
SPDR S&P Pharmaceuticals ETF	(22,800)	(2,539,464)
SPDR S&P Regional Banking ETF	(139,150)	(5,127,678)
SPDR S&P Transportation ETF	(7,665)	(768,953)
Vanguard Consumer Staples ETF	(9,740)	(1,202,306)
Vanguard FTSE Developed Markets ETF	(316,905)	(12,089,926)

10SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Exchange-traded funds
Vanguard FTSE Emerging Markets ETF	(34,040)	$(1,359,558)
Vanguard FTSE Europe ETF	(8,130)	(428,288)
Vanguard Small-Cap Growth ETF	(3,185)	(397,456)
Total Investments sold short (Cost ($113,378,243))		($118,022,954)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 1-31-15, the value segregated was $86,725,357.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Includes investments sold short.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $270,335,288. Net unrealized appreciation aggregated $16,530,017 of which $27,378,202 related to appreciated investment securities and $10,848,185 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-15:

United States	66.8%
Ireland	4.7%
United Kingdom	4.6%
Japan	3.5%
Chile	3.4%
Netherlands	2.9%
Switzerland	2.6%
France	1.9%
Bermuda	1.5%
Canada	1.3%
Other countries	6.8%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$25,895,279	$24,868,277	$1,027,002	—
Consumer staples	4,496,050	2,580,081	1,915,969	—
Financials	51,734,362	30,608,556	21,125,806	—
Health care	91,129,260	76,256,517	14,872,743	—
Industrials	33,479,711	27,097,864	6,381,847	—
Information technology	74,460,167	67,906,186	6,553,981	—
Materials	2,623,257	2,623,257	—	—
Telecommunication services	824,915	457,608	367,307	—
Utilities	1,174,010	—	1,174,010	—
Corporate bonds	539,738	—	539,738	—
Warrants	7,595	7,595	—	—
Purchased options	500,961	344,702	156,259	—
Total Investments in Securities	$286,865,305	$232,750,643	$54,114,662	—
Investments sold short and other financial instruments:
Exchange-traded funds	($118,022,954)	($118,022,954)	—	—
Futures	($9,302)	($9,302)	—	—
Forward foreign currency contracts	$469,902	—	$469,902	—
Written options	($66,713)	($66,713)	—	—
Credit default swaps	($1,532)	—	($1,532)	—

12

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan.

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the securitywas sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At January 31, 2015, the fund had cash collateral held at the broker for securities sold short in the amount of $86,383,426. In addition, at January 31, 2015, the fund had segregated securities at the custodian with market value of $86,725,357 as shown in the Fund's investments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2015, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at January 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
NASDAQ 100 Index E-Mini Futures	8	Short	Mar 2015	($653,298)	($662,600)	($9,302)
						($9,302)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	60,600,000	USD	515,063	JPMorgan Chase Bank N.A.	2/27/2015	$1,119	—	$1,119
JPY	34,700,000	USD	292,794	National Australia Bank Limited	2/27/2015	2,775	—	2,775
USD	4,655,302	EUR	3,935,000	Bank of America, N.A.	2/27/2015	207,809	—	207,809
USD	3,383,123	EUR	2,860,000	JPMorgan Chase Bank N.A.	2/27/2015	150,637	—	150,637
USD	608,896	EUR	525,000	Royal Bank of Canada	2/27/2015	15,520	—	15,520
USD	876,672	EUR	700,000	Bank of America, N.A.	3/18/2015	85,374	—	85,374

13

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	263,066	EUR	235,000	Morgan Stanley and Company International PLC	3/18/2015	—	($2,584)	(2,584)
USD	642,304	GBP	425,000	HSBC Bank USA	2/27/2015	2,270	—	2,270
USD	204,875	GBP	135,000	Royal Bank of Canada	2/27/2015	1,570	—	1,570
USD	774,894	JPY	87,842,000	JPMorgan Chase Bank N.A.	2/10/2015	26,802	—	26,802
USD	697,318	JPY	83,393,000	Goldman Sachs International	3/18/2015	—	(13,187)	(13,187)
USD	293,335	JPY	35,392,000	State Street Bank and Trust Company	3/18/2015	—	(8,203)	(8,203)
						$493,876	($23,974)	$469,902

Currency abbreviation
EUR	Euro	JPY	Japanese Yen
GBP	Pound Sterling	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2015, the fund used purchased options to manage against anticipated changes in securities markets and currency exchange rates and gain exposure to certain markets.

During the period ended January 31, 2015, the fund wrote option contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets. The following tables summarize the fund's written options activities during the period ended January 31, 2015 and the contracts held at January 31, 2015.

	Number of contracts	Premiums received
Outstanding, beginning of period	2,390	$212,083
Options written	1,536,431	171,366
Option closed	(940)	(154,017)
Options exercised	—	—
Options expired	(1,537,067)	(133,781)
Outstanding, end of period	814	$95,651

Written Options on Securities

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
iShares Russell 2000 ETF	$94.00	Mar 2015	549	$36,386	($14,549)
S&P Homebuilders ETF SPDR	30.00	Feb 2015	74	1,181	(444)
WisdomTree Investments, Inc.	17.50	Mar 2015	111	4,325	(13,320)
			734	$41,892	($28,313)

Index Options

Name of issuer	Exercise price	Expiration date		Number of contracts	Premium	Value
Puts
S&P 500 Index	$1,625.00	Mar 2015	USD	80	$53,759	($38,400)
				80	$53,759	($38,400)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may

14

enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of January 31, 2015, as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase & Co.	CDX-EMS21V1-5Y	360,000	USD	$360,000	(5.000)%	Jun 2019	($23,636)	$14,846	($8,790)
JPMorgan Chase & Co.	CDX-EMS21V2-5Y	398,400	USD	398,400	(5.000)%	Jun 2019	(34,477)	24,750	(9,727)
JPMorgan Chase & Co.	ITRAXX-CEEMEACORPS21	105,000	USD	105,000	(1.000)%	Jun 2019	7,957	9,028	16,985
				$863,400			($50,156)	$48,624	($1,532)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q1	01/15
This report is for the information of the shareholders of John Hancock Seaport Fund.		3/15

John Hancock

Enduring Equity Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsEnduring Equity Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 97.7%		$166,441,319
(Cost $153,315,662)
Consumer discretionary 3.0%		5,044,258
Media 3.0%
Comcast Corp., Class A	94,915	5,044,258
Energy 9.2%		15,693,524
Oil, gas and consumable fuels 9.2%
Enbridge Energy Management LLC (I)(L)	135,253	5,070,635
Enbridge, Inc.	126,990	6,151,125
TransCanada Corp.	100,500	4,471,764
Financials 6.1%		10,310,730
Diversified financial services 2.1%
Groupe Bruxelles Lambert SA	43,398	3,597,822
Real estate investment trusts 4.0%
Equity LifeStyle Properties, Inc.	122,655	6,712,908
Industrials 10.1%		17,274,170
Construction and engineering 2.3%
Vinci SA	75,050	3,942,690
Industrial conglomerates 2.3%
Beijing Enterprises Holdings, Ltd.	522,500	3,968,872
Road and rail 3.4%
Canadian National Railway Company	87,690	5,777,451
Transportation infrastructure 2.1%
Flughafen Zuerich AG	5,266	3,585,157
Telecommunication services 6.3%		10,798,589
Diversified telecommunication services 2.9%
Telenor ASA	229,595	4,932,336
Wireless telecommunication services 3.4%
NTT DOCOMO, Inc.	347,500	5,866,253
Utilities 63.0%		107,320,048
Electric utilities 21.9%
Cheung Kong Infrastructure Holdings, Ltd.	823,000	6,754,579
Endesa SA	242,815	4,846,059
Korea Electric Power Corp., ADR (L)	207,920	4,017,014
NextEra Energy, Inc.	66,830	7,300,509
Power Assets Holdings, Ltd.	493,500	5,148,917
Red Electrica Corp. SA	53,165	4,529,557
SSE PLC	197,092	4,769,358
Gas utilities 13.6%
ENN Energy Holdings, Ltd.	888,500	5,235,007
Hong Kong & China Gas Company, Ltd.	1,122,386	2,573,109
Osaka Gas Company, Ltd.	765,000	3,015,351
Snam SpA	876,513	4,288,645
UGI Corp.	216,297	8,000,826
Independent power and renewable electricity producers 5.7%
China Longyuan Power Group Corp., H Shares	5,142,000	5,492,466
Enel Green Power SpA	2,146,394	4,242,982

2SEE NOTES TO FUND'S INVESTMENTS

Enduring Equity Fund

			Shares	Value
Utilities (continued)
Multi-utilities 14.5%
	National Grid PLC		522,031	$7,339,236
	PG&E Corp.		101,915	5,993,621
	Suez Environnement Company		339,367	6,238,360
	Wisconsin Energy Corp.		92,755	5,172,946
Water utilities 7.3%
	Guangdong Investment, Ltd.		5,270,000	7,046,900
	Severn Trent PLC		164,159	5,314,606
	Yield (%)		Shares	Value
Securities lending collateral 3.7%				$6,319,520
(Cost $6,319,520)
Securities lending collateral 3.7%				6,319,520
John Hancock Collateral Investment Trust (W)	0.0388(Y	)	631,605	6,319,520
Total investments (Cost $159,635,182)† 101.4%				$172,760,839
Other assets and liabilities, net (1.4%)				($2,426,761)
Total net assets 100.0%				$170,334,078

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-15. The value of securities on loan amounted to $6,222,087.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $159,961,066. Net unrealized appreciation aggregated $12,799,773, of which $17,768,482 related to appreciated investment securities and $4,968,709 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-15:

United States	27.7%
Hong Kong	15.0%
United Kingdom	10.2%
Canada	9.6%
China	6.3%
France	6.0%
Spain	5.5%
Japan	5.2%
Italy	5.0%
Norway	2.9%
Other countries	6.6%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$5,044,258	$5,044,258	—	—
Energy	15,693,524	15,693,524	—	—
Financials	10,310,730	6,712,908	$3,597,822	—
Industrials	17,274,170	5,777,451	11,496,719	—
Telecommunication services	10,798,589	—	10,798,589	—
Utilities	107,320,048	30,484,916	76,835,132	—
Securities lending collateral	6,319,520	6,319,520	—	—
Total Investments in Securities	$172,760,839	$70,032,577	$102,728,262	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q1	01/15
This report is for the information of the shareholders of John Hancock Enduring Equity Fund.		3/15

John Hancock

Value Equity Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsValue Equity Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 98.6%		$410,141,174
(Cost $417,537,271)
Consumer discretionary 14.2%		58,987,404
Auto components 3.4%
Delphi Automotive PLC	103,800	7,134,173
Johnson Controls, Inc.	149,300	6,937,971
Hotels, restaurants and leisure 4.6%
Carnival Corp.	169,900	7,468,804
Royal Caribbean Cruises, Ltd.	78,800	5,953,340
SeaWorld Entertainment, Inc.	316,100	5,534,911
Household durables 1.7%
NVR, Inc. (I)	5,630	7,061,315
Media 1.2%
DIRECTV (I)	60,800	5,185,024
Multiline retail 1.6%
Target Corp.	90,800	6,683,788
Textiles, apparel and luxury goods 1.7%
Hanesbrands, Inc.	63,100	7,028,078
Consumer staples 6.1%		25,292,758
Food and staples retailing 3.1%
CVS Health Corp.	59,600	5,850,336
Wal-Mart Stores, Inc.	84,300	7,163,814
Tobacco 3.0%
Altria Group, Inc.	138,000	7,327,800
Philip Morris International, Inc.	61,700	4,950,808
Energy 4.4%		18,177,654
Energy equipment and services 0.7%
FMSA Holdings, Inc. (I)(L)	215,800	1,120,002
Seadrill, Ltd. (L)	160,800	1,726,992
Oil, gas and consumable fuels 3.7%
BP PLC, ADR	114,200	4,434,386
ConocoPhillips	67,700	4,263,746
Occidental Petroleum Corp.	43,000	3,440,000
Phillips 66	45,400	3,192,528
Financials 28.1%		116,826,877
Banks 12.6%
Bank of America Corp.	550,200	8,335,530
CIT Group, Inc.	74,729	3,274,625
Citigroup, Inc.	211,200	9,915,840
Fifth Third Bancorp	259,800	4,494,540
First Niagara Financial Group, Inc.	435,900	3,539,508
JPMorgan Chase & Company	140,800	7,656,704
The PNC Financial Services Group, Inc.	73,800	6,239,052
Wells Fargo & Company	171,400	8,899,088
Capital markets 3.9%
Ameriprise Financial, Inc.	54,900	6,859,206
E*TRADE Financial Corp. (I)	99,800	2,300,390
State Street Corp.	95,500	6,829,205

2SEE NOTES TO FUND'S INVESTMENTS

Value Equity Fund

	Shares	Value
Financials (continued)
Consumer finance 8.0%
American Express Company	62,300	$5,026,987
Capital One Financial Corp.	140,300	10,271,363
Discover Financial Services	92,300	5,019,274
Navient Corp.	389,300	7,684,782
SLM Corp.	584,800	5,327,528
Insurance 1.2%
American International Group, Inc.	104,700	5,116,689
Thrifts and mortgage finance 2.4%
New York Community Bancorp, Inc.	317,400	4,903,830
People's United Financial, Inc.	364,800	5,132,736
Health care 16.8%		69,753,735
Health care equipment and supplies 2.1%
Medtronic PLC	119,100	8,503,740
Health care providers and services 7.5%
Anthem, Inc.	44,200	5,965,232
Cardinal Health, Inc.	79,000	6,572,010
Cigna Corp.	45,800	4,892,814
Omnicare, Inc.	108,900	8,165,322
UnitedHealth Group, Inc.	52,900	5,620,625
Pharmaceuticals 7.2%
Johnson & Johnson	61,900	6,198,666
Merck & Company, Inc.	89,200	5,376,976
Pfizer, Inc.	200,600	6,268,750
Sanofi, ADR	141,600	6,526,344
Teva Pharmaceutical Industries, Ltd., ADR	99,600	5,663,256
Industrials 13.4%		55,721,072
Aerospace and defense 4.7%
General Dynamics Corp.	35,400	4,715,634
Honeywell International, Inc.	43,600	4,262,336
Raytheon Company	41,800	4,182,090
Spirit AeroSystems Holdings, Inc., Class A (I)	140,500	6,328,120
Building products 1.7%
Owens Corning	182,200	7,297,110
Construction and engineering 0.9%
KBR, Inc.	217,500	3,595,275
Electrical equipment 2.4%
Eaton Corp. PLC	81,000	5,110,290
Emerson Electric Company	82,900	4,720,326
Machinery 3.7%
Joy Global, Inc.	105,300	4,416,282
SPX Corp.	48,700	4,069,859
Stanley Black & Decker, Inc.	75,000	7,023,750
Information technology 10.2%		42,426,784
Semiconductors and semiconductor equipment 5.9%
Fairchild Semiconductor International, Inc. (I)	349,600	5,366,360
Intel Corp.	182,600	6,033,104
Microchip Technology, Inc. (L)	132,800	5,989,280
Texas Instruments, Inc.	136,500	7,295,925

SEE NOTES TO FUND'S INVESTMENTS3

Value Equity Fund

			Shares	Value
Information technology (continued)
Software 4.3%
	CA, Inc.		168,400	$5,102,520
	Microsoft Corp.		153,700	6,209,480
	Oracle Corp.		153,500	6,430,115
Materials 2.5%				10,600,484
Chemicals 1.0%
	FMC Corp.		73,900	4,249,250
Construction materials 1.5%
	CRH PLC, ADR		263,100	6,351,234
Telecommunication services 2.3%				9,817,549
Diversified telecommunication services 1.5%
	Verizon Communications, Inc.		140,000	6,399,400
Wireless telecommunication services 0.8%
	Vodafone Group PLC, ADR		97,300	3,418,149
Utilities 0.6%				2,536,857
Multi-utilities 0.6%
	Public Service Enterprise Group, Inc.		59,439	2,536,857
	Yield (%)		Shares	Value
Securities lending collateral 2.0%				$8,159,645
(Cost $8,159,645)
John Hancock Collateral Investment Trust (W)	0.0388(Y	)	815,516	8,159,645
Total investments (Cost $425,696,916)† 100.6%				$418,300,819
Other assets and liabilities, net (0.6%)				($2,462,553)
Total net assets 100.0%				$415,838,266

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-15. The value of securities on loan amounted to $7,959,905.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $425,697,049. Net unrealized depreciation aggregated $7,396,230, of which $22,739,189 related to appreciated investment securities and $30,135,419 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day.Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q1	01/15
This report is for the information of the shareholders of John Hancock Value Equity Fund.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

__________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015